--------------------------------------------------------------------------------
                              SEMI ANNUAL REPORT
--------------------------------------------------------------------------------



Westcore Equity Funds                                          November 28, 1997
                        Westcore MIDCO Growth Fund
                        Westcore Blue Chip Fund
                        Westcore Small-Cap Opportunity Fund
                        Westcore Growth and Income Fund

Westcore Bond Funds     Westcore Intermediate-Term Bond Fund
                        Westcore Long-Term Bond Fund
                        Westcore Colorado Tax-Exempt Fund

                        Westcore Funds are managed by
                        Denver Investment Advisors LLC

                                        [LOGO]
--------------------------------------------------------------------------------

                                                               November 28, 1997


DEAR FELLOW SHAREHOLDER:


     In our annual report to shareholders for the year ended May 30, 1997, we stated that "while fundamentals may support current market levels, history suggests that investors should be prepared for more volatility".

     Since that time the market has indeed been more volatile. While the U.S. economy continues to produce excellent growth and low inflation, the recent dramatic shift in the economic future for the Asian Pacific Rim has rattled our markets. The declines in the currency and stock markets in Asia have created substantial uncertainty. The most likely and positive scenario is that the Asia problem will slow but not stop U.S. growth and ultimately lead to more good news on inflation and lower interest rates. While we expect this outcome, we acknowledge that the risks of a more serious impact on U.S. growth - perhaps even a recession - are increased. Most likely, the greater risk is the possibility of slower growth in profits as reduced pricing power and slower economic growth will be a tough combination for many companies to overcome.



[PICTURE]

WESTCORE
   FUNDS                Better research makes the difference.




This report has been prepared for Westcore shareholders and may be distributed to others only if preceded or accompanied by a prospectus.

                                        [LOGO]
--------------------------------------------------------------------------------


     We expect that growth will slow and that we may find opportunities for profit growth in different areas of the economy than those sectors that have provided leadership in the past few years. Domestic companies, traditional defensive companies (those that tend to do better in slower economies) and importers should have better relative profit growth.

     Westcore's investment research continues to focus on security selection that attempts to identify securities with improving fundamentals at reasonable valuations. Our approach served our shareholders well in the last calendar year and we expect it will work well in calendar year 1998. The Westcore Fund Family provides shareholders with the opportunity to build a diversified portfolio that can meet a variety of investment objectives in this volatile environment.

     Recently, Morningstar rated Westcore Blue Chip Fund in its highest category--Five Stars for the period ended 12/31/97, which placed it in the top 10% of 2,332 Domestic Equity Funds.(1) According to THE WALL STREET JOURNAL (January 19, 1998), Westcore Long-Term Bond Fund had the second best total return (change in net asset values with reinvested dividends and capital gains) of 102 funds in the BBB-Rated Bond Fund category for the year ended December 31, 1997.(2) (Total return represents past performance. Past performance is not indicative of future results. Without the absorption of fee waivers and expense reimbursements, total return figures would have been lower.) Westcore MIDCO Growth Fund had a rare disappointing year in calendar 1997, but its excellent long-term record led PERSONAL FINANCE (January 14, 1998) to select it as a proven fund with turnaround potential. According to PERSONAL FINANCE, "(Westcore) MIDCO Growth's emphasis on fundamental research and bottom-up stock selection makes it a good choice for investors looking for a moderate risk growth fund."

     The recognition by third parties is confirmation that our dedication to investment research and customer service is working for our shareholders.


               Sincerely,     /s/ Jack D. Henderson    /s/ Kenneth V. Penland


[PHOTO]                                 [PHOTO]
Jack D. Henderson                       Kenneth V. Penland
     CHAIRMAN                                PRESIDENT




     1. Morningstar proprietary ratings reflect historical risk-adjusted performance as of 12/31/97. The ratings are subject to change every month. Ratings are based on a fund's three-, five- and (when available) ten-year average annual total returns in excess of 90-day Treasury bill returns, with adjustments for fees and a risk factor that measures fund performance below 90-day Treasury bill returns. The top 10% of the funds in an investment category receive 5 stars; the next 22.5% receive 4 stars. Westcore Blue Chip Fund received 4 stars for the three-year and 5 stars for the five-year periods ended 12/31/97 out of 2,332 and 1,292 Domestic Equity Funds, respectively.

     2. Westcore Long Term Bond Fund ranked seventh out of 37 funds for the 5 year period ended 12/31/97. Average annual total returns reflect the reinvestment of dividends, capital gains distributions, all fee waivers and expense reimbursements. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Westcore fund shares are not insured by the FDIC, the Federal Reserve Board or any other agency and are subject to investment risk.

STATEMENTS OF ASSETS AND LIABILITIES          WESTCORE FUNDS SEMI-ANNUAL REPORT                 NOVEMBER 28, 1997 (UNAUDITED)


                                          Westcore     Westcore    Westcore    Westcore     Westcore     Westcore    Westcore
                                           MIDCO         Blue     Small-Cap     Growth    Intermediate-  Long-Term   Colorado
                                           Growth        Chip     Opportunity  and Income  Term Bond       Bond     Tax-Exempt
                                            Fund         Fund        Fund        Fund         Fund         Fund        Fund
                                        ------------  ----------- -----------  ----------  -----------  ----------- -----------

ASSETS
Investments in securities, at value
  (cost-see below)
  - see accompanying statements         $667,606,582  $63,188,713 $47,058,365  $17,087,456 $51,259,749  $16,589,026 $25,227,874
Receivable for investments sold            3,771,420        9,044     208,743       13,550     516,255      136,674      12,050
Dividends and interest receivable            333,730      148,297      42,093       40,024     800,523      272,538     522,215
Shares of beneficial interest sold         1,950,553       85,741      71,189       26,064      34,777          496     126,228
Organizational costs, net of
  accumulated amortization                         0            0      18,490            0           0            0           0
Prepaid and other assets                     132,204       10,230      10,644        7,083      13,359        7,042       1,545
----------------------------------------------------------------------------------------------------------------------------------
  Total Assets                           673,794,489   63,442,025  47,409,524   17,174,177  52,624,663   17,005,776  25,889,912
----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Collateral received from broker           58,460,600            0     786,000            0           0            0           0
Payable for investments purchased          3,326,794            0     242,052            0     249,966       99,959     251,809
Shares of beneficial interest redeemed     1,396,845       73,275           0       15,536       5,022       25,255     115,443
Accrued investment advisory fee              332,069       25,687      20,659        3,620       8,319        4,380       3,072
Accrued administration fee                   153,263       15,554      13,963          386      14,958          547         446
Other payables and accrued expenses          879,386       36,765      23,277       43,249      86,177       25,813      29,876
----------------------------------------------------------------------------------------------------------------------------------
  Total Liabilities                       64,548,957      151,281   1,085,951       62,791     364,442      156,034     400,646
----------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS                            $609,245,532  $63,290,744 $46,323,573  $17,111,386 $52,260,221  $16,849,742 $25,489,266
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS
  Paid-in capital                       $352,893,541  $30,015,904 $29,979,839   $7,455,523 $52,600,315  $14,846,872 $24,678,590
(Over)/Undistributed net investment
    income                                (9,551,243)     (11,270)      1,683     (184,413)     43,467       14,669      15,089
  Accumulated undistributed net
    realized gain (loss) on investment
    transactions                         101,741,860   12,733,124   6,494,094    3,954,379  (1,743,979)     461,640     (27,222)
  Net unrealized appreciation on
    investments                          164,161,374   20,552,986   9,847,957    5,885,897   1,360,418    1,526,561     822,809
----------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS                            $609,245,532  $63,290,744 $46,323,573  $17,111,386 $52,260,221  $16,849,742 $25,489,266
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE
  Net Assets                            $609,245,532  $63,290,744 $46,323,573  $17,111,386 $52,260,221  $16,849,742 $25,489,266
  Shares of beneficial interest
    outstanding                           26,768,365    3,079,827   1,638,008    1,175,318   5,000,848    1,624,287   2,321,210
  Net asset value and redemption price
    per share                                 $22.76       $20.55      $28.28       $14.56      $10.45       $10.37      $10.98
----------------------------------------------------------------------------------------------------------------------------------
  COST OF INVESTMENTS                   $503,445,208  $42,635,727 $37,210,408  $11,201,559 $49,899,331  $15,062,465 $24,405,065
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------


                          SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF INVESTMENTS
WESTCORE FUNDS SEMI-ANNUAL REPORT                  NOVEMBER 28, 1997 (UNAUDITED)


  WESTCORE MIDCO GROWTH FUND
  NOVEMBER 28, 1997

Shares                                                           Market Value*
------                                                           -------------

               COMMON STOCKS  95.03%
------------------------------------------------------------------------------
               CAPITAL GOODS  28.19%
------------------------------------------------------------------------------
               COMPUTER HARDWARE  .57%
------------------------------------------------------------------------------
     113,800   EMC Corp                                             $3,449,562

               COMPUTER SERVICES & SOFTWARE  8.21%
------------------------------------------------------------------------------
      74,200   America Online Inc**                                  5,602,100
     204,400   Cadence Design Systems                                5,161,100
      49,900   Compuware Corp                                        1,743,381
      61,800   Electronic Arts Inc**                                 2,070,300
      63,300   Fiserv Inc**                                          3,070,050
      68,350   Harbinger Corp**                                      2,050,500
      27,300   J D Edwards and Company**                               935,025
      80,100   McAfee & Associates Inc                               3,664,575
     180,487   Oracle Corp**                                         6,012,473
     128,500   PeopleSoft Inc**                                      8,408,719
      31,980   Registry Inc**                                        1,409,119
      36,300   Security Dynamics Technologies**                      1,234,200
     137,100   Sterling Commerce Inc**                               4,764,225
     126,575   Technology Solutions Co**                             3,908,004
                                                                  ------------
                                                                    50,033,771
                                                                  ------------

               ELECTRONICS  7.00%
------------------------------------------------------------------------------
     182,400   Atmel Corp**                                          4,092,600
      47,900   Hadco Corp**                                          2,969,800
      31,500   KLA-Tencor Corp**                                     1,220,625
      25,000   Lattice Semiconductor Co**                            1,410,937
      52,000   Maxim Integrated Products Inc**                       3,594,500
      76,900   Microchip Technology Inc**                            2,691,500
     140,300   Micron Technology Inc**                               3,489,963
     144,800   National Semiconductor Corp                           4,796,500
      51,300   Novellus Systems Inc**                                1,930,163
      45,300   PRI Automation Inc**                                  1,545,863
      54,300   Sandisk Corp**                                        1,330,350
     145,100   SCI Systems Inc**                                     6,647,394
      95,100   Solectron Corp**                                      3,465,206
      93,600   Speedfam International Inc**                          2,398,500
      55,100   Unitrode Corp**                                       1,036,568
                                                                  ------------
                                                                    42,620,469
                                                                  ------------

               ENGINEERING & CONSTRUCTION  .43%
------------------------------------------------------------------------------
      71,300   Ionics Inc**                                          2,629,188
                                                                  ------------

               NETWORKING  .63%
------------------------------------------------------------------------------
      44,200   Cisco Systems Inc**                                  $3,812,250
                                                                  ------------

               OFFICE PRODUCTS  1.42%
------------------------------------------------------------------------------
     167,000   Corporate Express Inc**                               2,609,375
     303,700   US Office Products Co**                               6,036,038
                                                                  ------------
                                                                     8,645,413
                                                                  ------------

               OTHER CAPITAL GOODS  .18%
------------------------------------------------------------------------------
      35,200   OEA Inc                                               1,095,600
                                                                  ------------

               TELECOMMUNICATIONS  9.75%
------------------------------------------------------------------------------
      85,800   ADC Telecommunications**                              3,190,688
      89,700   Advanced Fibre
               Communications**                                      2,320,987
      34,400   Ciena Corp**                                          1,857,600
      65,600   Concentric Network Corp**                               672,400
     102,400   ICG Communications Inc**                              2,380,800
     122,600   Nextel Communications Inc
               Class A**                                             3,095,650
      58,400   Nokia Corp-ADR**                                      4,854,500
     263,300   PairGain Technologies Inc**                           6,220,462
      50,700   Premiere Technologies Inc**                           1,210,462
      22,600   Sync Research Inc**                                      90,400
      71,400   Teleport Communication Inc**                          3,498,600
      23,200   Tellabs Inc**                                         1,206,400
      97,700   Uniphase Corp**                                       3,920,212
     777,090   WorldCom Inc                                         24,866,880
                                                                  ------------
                                                                    59,386,041
                                                                  ------------
TOTAL CAPITAL GOODS
 (Cost $128,548,340)                                               171,672,294
                                                                  ------------

               CONSUMER CYCLICALS  29.51%
------------------------------------------------------------------------------
               AUTOMOTIVE  1.70%
------------------------------------------------------------------------------
      57,500   Cooper Tire & Rubber Co                               1,286,563
     180,000   Gentex Corp**                                         4,455,000
      75,200   Lear Corp**                                           3,520,300
      41,200   Republic Industries Inc**                             1,073,775
                                                                  ------------
                                                                    10,335,638
                                                                  ------------

               BUILDING RELATED  1.05%
------------------------------------------------------------------------------
     156,300   Newell Co                                             6,378,994
                                                                  ------------

               CONSUMER PRODUCTS  1.47%
------------------------------------------------------------------------------
      84,200   Callaway Golf Co                                     $2,683,875
      69,700   Culligan Water Technologies**                         3,127,788
      16,500   Mattel Inc                                              661,031
      69,000   Samsonite Corp**                                      2,501,250
                                                                  ------------
                                                                     8,973,944
                                                                  ------------

               CONSUMER SERVICES  2.78%
------------------------------------------------------------------------------
     177,632   CUC International Inc                                 5,106,920
     272,900   Loewen Group Inc                                      6,737,218
      66,900   Rental Service Corp                                   1,680,863
      83,700   Sylvan Learning Systems Inc**                         3,410,775
                                                                  ------------
                                                                    16,935,776
                                                                  ------------

               CONSUMER SOFT GOODS  .40%
------------------------------------------------------------------------------
      50,300   Jones Apparel Group**                                 2,452,125
                                                                  ------------

               HOTELS-RESTAURANTS - LEISURE  2.76%
------------------------------------------------------------------------------
      90,700   Four Seasons Hotels Inc                               2,913,738
     151,600   HFS Inc**                                            10,403,550
     184,200   Prime Hospitality Corp**                              3,522,825
                                                                  ------------
                                                                    16,840,113
                                                                  ------------

               MULTIMEDIA-PUBLISHING  7.34%
------------------------------------------------------------------------------
     102,300   Apollo Group Inc Class A                              4,360,537
      86,100   Clear Channel Communications                          5,833,275
      36,700   Emmis Broadcasting Corp
               Class A**                                             1,652,649
     276,260   H S N Inc**                                          12,328,103
      29,500   King World Productions Inc**                          1,604,062
      32,100   New York Times Co Class A                             1,905,937
      75,600   Tribune Co                                            4,261,950
     306,500   Westwood One Inc**                                    9,003,437
     126,800   Westinghouse Electric Corp                            3,804,000
                                                                  ------------
                                                                    44,753,950
                                                                  ------------

               OTHER CONSUMER CYCLICALS  .65%
------------------------------------------------------------------------------
     104,050   Unifi Inc                                             3,953,900
                                                                  ------------

STATEMENTS OF INVESTMENTS
WESTCORE FUNDS SEMI-ANNUAL REPORT                  NOVEMBER 28, 1997 (UNAUDITED)


WESTCORE MIDCO GROWTH FUND
NOVEMBER 28, 1997 (CONTINUED)

Shares                                                           Market Value*
------                                                           -------------

               RETAIL  11.36%
------------------------------------------------------------------------------

     149,100   Bed Bath & Beyond Inc**                              $4,976,212
     263,756   Consolidated Stores Corp                             12,825,136
     313,401   Dollar General Corp                                  11,791,712
     307,900   Family Dollar Stores Inc                              8,524,981
      75,700   Kohls Corp**                                          5,478,788
     173,200   Lowes Companies Inc                                   7,956,375
      28,600   Payless ShoeSource Inc**                              1,816,100
     163,250   Pier 1 Imports Inc                                    3,652,719
      56,100   Proffitts Inc**                                       1,714,556
      57,700   Saks Holdings Inc**                                   1,363,162
      29,200   Stein Mart Inc**                                        861,400
     151,900   TJX Companies Inc                                     5,240,550
     134,100   Zale Corp**                                           2,983,725
                                                                  ------------
                                                                    69,185,416
                                                                  ------------

TOTAL CONSUMER CYCLICALS
 (Cost $115,082,905)                                               179,809,856
                                                                  ------------


               CONSUMER STAPLES  13.74%
------------------------------------------------------------------------------
               DRUGS & HEALTHCARE PRODUCTS  5.61%
------------------------------------------------------------------------------
       7,600   Andrx Corp**                                            295,450
      51,400   Arrow International Inc                               1,799,000
      64,800   Biochem Pharma Inc                                    1,652,400
      37,600   Centocor Inc**                                        1,635,600
      94,800   Forest Labs Inc Class A**                             4,242,300
      61,800   Guidant Corp                                          3,970,650
      51,100   Lifecore Biomedical Inc**                               996,450
     126,600   North American Vaccine Inc**                          3,165,000
      15,800   Sola International Inc**                                477,950
     135,800   Sybron International Corp**                           5,975,200
      46,500   Vivus Inc**                                           1,040,438
     299,464   Watson Pharmaceuticals Inc**                          8,909,054
                                                                  ------------
                                                                    34,159,492
                                                                  ------------

               HEALTHCARE SERVICES  8.13%
------------------------------------------------------------------------------
      92,800   Access Health Inc**                                   2,760,800
     121,905   Concentra Managed Care Inc**                          4,129,532
     245,800   FPA Medical Management Inc**                          6,344,713
     178,800   HBO & Company                                         8,023,650
     184,575   Health Management
               Associates, Inc Class A**                             4,522,087
     149,900   HEALTHSOUTH Corp**                                    3,934,875
     170,000   Orthodontic Centers of America                       $3,081,250
     150,000   Oxford Health Plans Inc**                             3,581,250
      66,600   Pediatrix Medical Group**                             2,947,050
       5,800   PhyCor Inc**                                            142,825
     184,533   Total Renal Care Holdings**                           4,774,790
     115,300   Wellpoint Health Network**                            5,303,800
                                                                  ------------
                                                                    49,546,622
                                                                  ------------

TOTAL CONSUMER STAPLES
 (Cost $65,081,795)                                                 83,706,114
                                                                  ------------

               CREDIT SENSITIVE  5.41%
------------------------------------------------------------------------------
               BANKS  .82%
------------------------------------------------------------------------------

      54,700   Northern Trust Corp                                   3,405,075
      26,900   State Street Corp                                     1,600,550
                                                                  ------------
                                                                     5,005,625
                                                                  ------------


               FINANCIAL SERVICES  1.13%
------------------------------------------------------------------------------
      71,200   Green Tree Financial Corp                             2,180,500
      67,900   MGIC Investment Corp                                  3,967,906
     147,200   World Acceptance Corp**                                 754,400
                                                                  ------------
                                                                     6,902,806
                                                                  ------------

               INSURANCE  2.20%
------------------------------------------------------------------------------
      36,600   Executive Risk Inc                                    2,379,000
     155,490   Frontier Insurance Group Inc                          3,741,478
      46,000   Hartford Life Inc Class A                             1,765,250
     198,066   Mutual Risk Management Ltd                            5,533,469
                                                                  ------------
                                                                    13,419,197
                                                                  ------------

               UTILITIES-ELECTRIC  1.26%
------------------------------------------------------------------------------
     208,694   AES Corp**                                            7,643,418
                                                                  ------------

TOTAL CREDIT SENSITIVE
 (Cost $20,765,747)                                                 32,971,046
                                                                  ------------

               INTERMEDIATE GOODS &
               SERVICES  18.18%
------------------------------------------------------------------------------
               BUSINESS SERVICES  5.35%
------------------------------------------------------------------------------
     111,133   AC Nielsen Corp**                                     2,493,547
      46,100   CKS Group Inc**                                         610,825
      81,900   Comdisco Inc                                          2,395,575
      47,200   Concord EFS Inc                                      $1,203,600
      88,500   Medaphis Corp**                                         442,500
     204,400   Newpark Resources Inc**                               4,075,225
     420,600   Philip Services Corp**                                6,650,738
     182,100   Snyder Communications Inc**                           6,180,018
     206,690   USA Waste Services**                                  6,833,688
      60,400   Wilmar Industries Inc**                               1,585,500
                                                                  ------------
                                                                    32,471,216
                                                                  ------------

               CHEMICALS  .29%
------------------------------------------------------------------------------
      39,400   Cytec Industries Inc**                                1,802,550
                                                                  ------------

               DISTRIBUTION  .49%
------------------------------------------------------------------------------
      25,900   Fastenal Co                                           1,372,700
      41,000   MSC Industrial Direct Inc
               Class A**                                             1,593,875
                                                                  ------------
                                                                     2,966,575
                                                                  ------------

               ENERGY EQUIPMENT & SERVICES  7.84%
------------------------------------------------------------------------------
      94,900   BJ Services Co**                                      6,815,006
      89,070   Camco International Inc                               5,589,143
     218,200   Falcon Drilling Inc**                                 7,036,950
     186,700   Nabors Industries Inc**                               6,546,169
     207,600   Noble Drilling Corp**                                 6,240,975
     147,800   Reading & Bates Corp**                                5,671,825
      60,500   Tidewater Inc                                         3,391,781
     137,400   Transocean Offshore Inc                               6,517,912
                                                                  ------------
                                                                    47,809,761
                                                                  ------------

               ENERGY PRODUCERS  3.14%
------------------------------------------------------------------------------
     159,100   Anadarko Petroleum Corp                              10,341,500
     108,600   Apache Corp                                           3,991,050
      31,800   Burlington Resources Inc                              1,415,100
     106,600   Pioneer Natural Resources Co                          3,404,538
                                                                  ------------
                                                                    19,152,188
                                                                  ------------

               METALS  .21%
------------------------------------------------------------------------------
      72,700   Steel Dynamics Inc**                                  1,344,950
                                                                  ------------

               TRANSPORTATION  .86%
------------------------------------------------------------------------------
      31,100   Caliber Systems Inc                                   1,661,906
      77,450   Southwest Airlines Co                                 1,892,685
      55,600   US Freightways Corp                                   1,709,700
                                                                  ------------
                                                                     5,264,291
                                                                  ------------

STATEMENTS OF INVESTMENTS
WESTCORE FUNDS SEMI-ANNUAL REPORT                  NOVEMBER 28, 1997 (UNAUDITED)


WESTCORE MIDCO GROWTH FUND
NOVEMBER 28, 1997 (CONTINUED)

Shares                                                           Market Value*
------                                                           -------------
TOTAL INTERMEDIATE GOODS & SERVICES
 (Cost $85,330,680)                                               $110,811,531
                                                                  ------------

TOTAL COMMON STOCKS
 (Cost $414,809,467)                                               578,970,841
                                                                  ------------


               MUTUAL FUNDS  4.85%
------------------------------------------------------------------------------
  26,569,531   Dreyfus Cash Management
               Fund                                                 26,569,531
   3,000,000   Financial Investors Trust
               US Government Fund                                    3,000,000
                                                                  ------------

TOTAL MUTUAL FUNDS
 (Cost $29,569,531)                                                 29,569,531
                                                                  ------------

               INVESTMENTS OF CASH
       Face    COLLATERAL FOR SECURITIES
      Amount   LOANED  9.68%
------------------------------------------------------------------------------
               COMMERCIAL PAPER  7.10%
------------------------------------------------------------------------------
  $3,345,000   AC Acquisition Holdings
               12/03/97, 5.60%                                       3,342,904
   5,000,000   Henkel Corp, 01/16/98, 5.65%                          4,961,933
   3,000,000   Merrill Lynch, 12/04/97, 5.57%                        2,997,675
   4,000,000   Nordbanken, 12/01/97, 5.50%                           3,998,767
   5,000,000   Preferred Receivables Funding
               12/01/97, 5.54%                                       4,998,451
   5,000,000   Rubbermaid, 01/12/97, 5.75%                           4,964,833
   5,010,000   SBC Communications
               12/17/97, 5.54%                                       4,996,073
   3,000,000   UBS, 12/01/97, 5.54%                                  2,999,053
   5,000,000   Vermont American Corp
               12/05/97, 5.50%                                       4,995,391
   5,000,000   Zeneca Wilmington
               12/22/97, 5.55%                                       4,982,184
                                                                  ------------

TOTAL COMMERCIAL PAPER                                              43,237,264
 (Cost $43,237,264)                                               ------------

      Shares   MUTUAL FUNDS  2.58%
------------------------------------------------------------------------------
   8,732,304   AIM Liquid Assets Fund                                8,732,304
   5,750,636   AIM Prime Portfolio Fund                              5,750,636
     508,140   Provident Temp Fund                                     508,140
     837,866   Provident TempCash Fund                                 837,866
                                                                  ------------

TOTAL MUTUAL FUNDS
 (Cost $15,828,946)                                                 15,828,946
                                                                  ------------
TOTAL INVESTMENTS OF CASH COLLATERAL
FOR SECURITIES LOANED
 (Cost $59,066,210)                                                $59,066,210
                                                                  ------------

TOTAL INVESTMENTS
 (Cost $503,445,208)             109.56%                          $667,606,582
Liabilities in Excess
 of Other Assets                  (9.56%)                          (58,361,050)
                                  --------------------------------------------
NET ASSETS                       100.00%                          $609,245,532
                                 ---------------------------------------------


*See Note 1 of Notes to Financial Statements.
**Denotes non-income producing security.



WESTCORE BLUE CHIP FUND
NOVEMBER 28, 1997

Shares                                                           Market Value*
------                                                           -------------
               COMMON STOCKS  98.08%
------------------------------------------------------------------------------
               CAPITAL GOODS  19.10%
------------------------------------------------------------------------------
               AEROSPACE & DEFENSE  4.33%
------------------------------------------------------------------------------
      24,500   Boeing Co                                            $1,301,563
      19,200   United Technologies Corp                              1,438,800
                                                                  ------------
                                                                     2,740,363
                                                                  ------------

               COMPUTER SERVICES & SOFTWARE  3.63%
------------------------------------------------------------------------------
      26,253   Computer Associates International Inc                 1,366,797
      65,200   UniSys Corp**                                           933,175
                                                                  ------------
                                                                     2,299,972
                                                                  ------------

               ELECTRONICS (SEMICONDUCTORS)  2.72%
------------------------------------------------------------------------------
      36,280   Harris Corp                                           1,721,032
                                                                  ------------

               MACHINERY - DIVERSIFIED  5.98%
------------------------------------------------------------------------------
      20,900   Dover Corp                                            1,401,606
      30,100   Ingersoll Rand Co                                     1,230,339
      32,600   Timken Co                                             1,155,262
                                                                  ------------
                                                                     3,787,207
                                                                  ------------

               MANUFACTURING (SPECIALIZED)  2.44%
------------------------------------------------------------------------------
      34,650   Parker Hannifin Corp                                  1,541,923
                                                                  ------------

TOTAL CAPITAL GOODS
 (Cost $8,269,781)                                                  12,090,497
                                                                  ------------

               CONSUMER CYCLICALS  11.50%
------------------------------------------------------------------------------
               AUTOMOTIVE PARTS & EQUIPMENT  3.03%
------------------------------------------------------------------------------
      13,900   Goodyear Tire & Rubber Co                               843,557
      33,800   ITT Industries Inc                                    1,073,150
                                                                  ------------
                                                                     1,916,707
                                                                  ------------

               HOTELS - RESTAURANTS - LEISURE  4.58%
------------------------------------------------------------------------------
      28,400   Carnival Corp Class A                                 1,535,375
      43,800   Hilton Hotels Corp                                    1,363,275
                                                                  ------------
                                                                     2,898,650
                                                                  ------------

STATEMENTS OF INVESTMENTS
WESTCORE FUNDS SEMI-ANNUAL REPORT                  NOVEMBER 28, 1997 (UNAUDITED)


WESTCORE BLUE CHIP FUND
NOVEMBER 28, 1997 (CONTINUED)

Shares                                                           Market Value*
------                                                           -------------
               RETAIL  3.89%
------------------------------------------------------------------------------
      25,400   Dayton Hudson Corp                                   $1,687,512
      61,600   K-Mart Corp**                                           773,850
                                                                  ------------
                                                                     2,461,362
                                                                  ------------

TOTAL CONSUMER CYCLICALS
 (Cost $4,999,309)                                                   7,276,718
                                                                  ------------

               CONSUMER STAPLES  24.53%
------------------------------------------------------------------------------
               DISTRIBUTORS (FOOD & HEALTH)  1.73%
------------------------------------------------------------------------------
      27,800   SuperValu Inc                                         1,092,888
                                                                  ------------

               DRUGS & HEALTHCARE PRODUCTS  8.62%
------------------------------------------------------------------------------
      25,700   Becton Dickinson & Co                                 1,325,156
      14,280   Bristol-Myers Squibb Co                               1,336,965
      11,500   McKesson Corp                                         1,286,562
      24,100   Schering-Plough Corp                                  1,510,769
                                                                  ------------
                                                                     5,459,452
                                                                  ------------

               HEALTHCARE SERVICES  1.62%
------------------------------------------------------------------------------
      16,000   Shared Medical Systems Corp                           1,024,000
                                                                  ------------

               FOOD, BEVERAGES & TOBACCO  6.72%
------------------------------------------------------------------------------
      25,600   Dole Food Inc                                         1,264,000
      31,500   IBP Inc                                                 718,594
      31,060   PepsiCo Inc                                           1,145,338
      12,500   Philip Morris Companies, Inc                            543,750
      16,000   RJR Nabisco Holdings                                    583,000
                                                                  ------------
                                                                     4,254,682
                                                                  ------------

               RETAIL STORES - DRUGSTORES  5.84%
------------------------------------------------------------------------------
      22,500   CVS Corp                                              1,493,438
      33,500   Rite-Aid Corp                                         2,202,625
                                                                  ------------
                                                                     3,696,063
                                                                  ------------

TOTAL CONSUMER STAPLES
 (Cost $9,513,991)                                                  15,527,085
                                                                  ------------

               CREDIT SENSITIVE  28.77%
------------------------------------------------------------------------------
               ELECTRIC COMPANIES  4.10%
------------------------------------------------------------------------------
      26,680   Edison International                                  1,505,522
      19,600   G P U Inc                                             1,091,385
                                                                  ------------
                                                                     2,596,907
                                                                  ------------
               FINANCIAL SERVICES  2.18%
------------------------------------------------------------------------------
      10,700   SLM Holding Corp                                      1,381,638
                                                                  ------------

               INVESTMENT BANKING/BROKERAGE  5.67%
------------------------------------------------------------------------------
      29,000   Bear Stearns Companies Inc                           $1,203,500
      13,200   Lehman Brothers Holdings Inc                            667,425
      33,950   Travelers Group Inc                                   1,714,450
                                                                  ------------
                                                                     3,585,375
                                                                  ------------

               MAJOR REGIONAL BANKING  3.92%
------------------------------------------------------------------------------
      26,680   First Union Corp                                      1,300,650
      19,600   NationsBank Corp                                      1,177,225
                                                                  ------------
                                                                     2,477,875
                                                                  ------------

               MONEY CENTER BANKS  1.98%
------------------------------------------------------------------------------
      11,550   Chase Manhattan Corp                                  1,254,619
                                                                  ------------

               NATURAL GAS  1.97%
------------------------------------------------------------------------------
      11,550   Coastal Corp                                          1,244,453
                                                                  ------------

               PROPERTY & CASUALTY INSURANCE  1.82%
------------------------------------------------------------------------------
      57,200   USF&G Inc                                             1,154,725
                                                                  ------------

               SAVINGS & LOANS  4.80%
------------------------------------------------------------------------------
      29,800   Ahmanson HF & Company                                 1,773,100
      14,100   Golden West Financial Corp                            1,263,712
                                                                  ------------
                                                                     3,036,812
                                                                  ------------

               TELECOMMUNICATIONS  2.33%
------------------------------------------------------------------------------
      25,160   Sprint Corp                                           1,473,433
                                                                  ------------

TOTAL CREDIT SENSITIVE
 (Cost $11,804,854)                                                 18,205,837
                                                                  ------------

               INTERMEDIATE GOODS
               & SERVICES  14.18%
------------------------------------------------------------------------------
               ENERGY PRODUCERS   12.10%
------------------------------------------------------------------------------
      24,500   Atlantic Richfield Co                                 1,295,850
      25,400   Burlington Resources Inc                              1,130,300
      17,300   Mobil Corp                                            1,244,519
      21,800   Texaco Inc                                            1,231,700
      36,300   Tosco Corp                                            1,182,018
      46,000   USX-Marathon Group                                    1,575,500
                                                                  ------------
                                                                     7,659,887
                                                                  ------------

               PAPER & FOREST PRODUCTS  1.24%
------------------------------------------------------------------------------
       9,200   Georgia-Pacific Corp                                   $785,450
                                                                  ------------

               RAILROADS  .84%
------------------------------------------------------------------------------
      10,100   CSX Corp                                                528,356

TOTAL INTERMEDIATE GOODS & SERVICES
 (Cost $6,932,909)                                                   8,973,693
                                                                  ------------

TOTAL COMMON STOCK
 (Cost $41,520,844)                                                 62,073,830
                                                                  ------------

               MUTUAL FUNDS  1.75%
------------------------------------------------------------------------------
   1,108,737   Dreyfus Cash Management
               Fund                                                  1,108,737
                                                                  ------------

TOTAL MUTUAL FUNDS
 (Cost $1,108,737)                                                   1,108,737
                                                                  ------------

               INVESTMENTS OF CASH COLLATERAL
               FOR SECURITES LOANED  .01%
------------------------------------------------------------------------------
               MUTUAL FUNDS  .01%
------------------------------------------------------------------------------
       2,500   AIM Liquid Assets Fund                                    2,500
         939   AIM Prime Portfolio Fund                                    939
       1,390   Provident Temp Fund                                       1,390
       1,317   Provident TempCash Fund                                   1,317
                                                                  ------------

TOTAL MUTUAL FUNDS
   (Cost $6,146)                                                         6,146
                                                                  ------------
TOTAL INVESTMENTS OF CASH COLLATERAL
FOR SECURITIES LOANED
   (Cost $6,146)                                                         6,146
                                                                  ------------

TOTAL INVESTMENTS
 (Cost $42,635,727)                          99.84%                 63,188,713
 Other Assets in Excess
  of Liabilities                              0.16%                    102,031
                                          ------------------------------------
NET ASSETS                                  100.00%                 63,290,744
                                          ------------------------------------
                                          ------------------------------------

*See Note 1 of Notes to Financial Statements.
**Denotes non-income producing security.

STATEMENTS OF INVESTMENTS
WESTCORE FUNDS SEMI-ANNUAL REPORT                  NOVEMBER 28, 1997 (UNAUDITED)


WESTCORES SMALL CAP OPPORTUNITY FUND
NOVEMBER 28, 1997

Shares                                                           Market Value*
------                                                           -------------
               COMMON STOCKS  95.80%
------------------------------------------------------------------------------
               BASIC INDUSTRIES  7.56%
------------------------------------------------------------------------------
               NONFERROUS METALS  1.40%
------------------------------------------------------------------------------
      37,700   Citation Corp                                          $647,968
                                                                  ------------

               PAPER & WOOD  1.78%
------------------------------------------------------------------------------
      13,700   Chesapeake Corp                                         469,224
      21,500   Pope & Talbot Inc                                       354,750
                                                                  ------------
                                                                       823,974
                                                                  ------------

               RUBBER & PLASTICS  1.39%
------------------------------------------------------------------------------
      30,300   Wellman Inc                                             641,981
                                                                  ------------

               STEEL  2.99%
------------------------------------------------------------------------------
      23,800   Oregon Steel Mills Inc                                  547,538
      18,040   Texas Industries Inc                                    839,988
                                                                  ------------
                                                                     1,387,526
                                                                  ------------

TOTAL BASIC INDUSTRIES
 (Cost $3,402,306)                                                   3,501,449
                                                                  ------------

               CAPITAL GOODS  5.15%
------------------------------------------------------------------------------
               CONSTRUCTION EQUIPMENT 1.22%
------------------------------------------------------------------------------
      20,720   AGCO Corp                                               567,210
                                                                  ------------

               ENGINEERING & CONSTRUCTION  1.16%
------------------------------------------------------------------------------
      54,500   Morrison Knudsen Corp**                                 538,188
                                                                  ------------

               MACHINE & TRUCK  1.29%
------------------------------------------------------------------------------
      21,900   Varlen Corp                                             599,512
                                                                  ------------


               MISCELLANEOUS PRODUCTION GOODS  1.48%
------------------------------------------------------------------------------
      20,720   A O Smith Inc                                           679,298
                                                                  ------------

TOTAL CAPITAL GOODS
 (Cost $2,109,286)                                                   2,384,208
                                                                  ------------

               CONSUMER CYCLICALS  7.15%
------------------------------------------------------------------------------
               CONSUMER DURABLES  1.96%
------------------------------------------------------------------------------
      46,500   Furniture Brands International Inc**                    909,656
                                                                  ------------

               CONSUMER SOFT GOODS  1.80%
------------------------------------------------------------------------------
      23,800   Oxford Industries Inc                                  $835,975
                                                                  ------------

               MISCELLANEOUS CONSUMER CYCLICALS  .83%
------------------------------------------------------------------------------
      16,400   Gibson Greetings Inc**                                  383,350
                                                                  ------------

               VEHICLES - ACCESSORIES  2.56%
------------------------------------------------------------------------------
      14,300   Arvin Industries Inc                                    493,350
      78,300   Audiovox Corp Class A**                                 690,018
                                                                  ------------
                                                                     1,183,368
                                                                  ------------

TOTAL CONSUMER CYCLICALS
 (Cost $2,512,223)                                                   3,312,349
                                                                  ------------

               CONSUMER STAPLES  12.29%
------------------------------------------------------------------------------
               FOOD & AGRICULTURE  9.11%
------------------------------------------------------------------------------
      25,200   Authentic Specialty Foods Inc**                         248,850
      15,400   Ben & Jerry's Homemade Ice
               Cream Class A                                           247,362
      66,100   Chock Full O' Nuts Corp**                               475,094
      11,100   Dean Foods Co                                           589,688
      12,200   Earthgrains Co                                          527,650
      16,900   Michael Foods Inc                                       372,856
      11,700   Smithfield Foods Inc**                                  413,886
      23,060   Suiza Foods Corp**                                    1,341,805
                                                                  ------------
                                                                     4,217,191
                                                                  ------------

               MISCELLANEOUS CONSUMER STAPLES 3.18%
------------------------------------------------------------------------------
      33,000   American Safety Razor Co                                627,000
      17,900   Herbalife International Inc                             358,000
      16,100   Perrigo Company**                                       229,425
      10,700   York Group Inc                                          259,475
                                                                  ------------
                                                                     1,473,900
                                                                  ------------


TOTAL CONSUMER STAPLES
 (Cost $3,966,043)                                                   5,691,091
                                                                  ------------

               ENERGY  3.23%
------------------------------------------------------------------------------
               OIL & NATURAL GAS  3.23%
------------------------------------------------------------------------------
      32,000   H S Resources Inc**                                     510,000
      24,900   Offshore Logistics Inc**                                560,250
      25,700   Tesoro Petroleum Corp**                                 427,262
                                                                  ------------
                                                                     1,497,512
                                                                  ------------

TOTAL ENERGY
 (Cost $1,252,111)                                                   1,497,512
                                                                  ------------

               FINANCIALS  12.40%
------------------------------------------------------------------------------
               BANKS/S&L  4.28%
------------------------------------------------------------------------------
      11,200   Astoria Financial Corp                                 $617,400
      23,546   MAF Bancorp Inc                                         765,245
      18,100   Reliance Bancorp Inc                                    599,563
                                                                  ------------
                                                                     1,982,208
                                                                  ------------

               INSURANCE  8.12%
------------------------------------------------------------------------------
      11,800   Capital Re Corp                                         661,537
      14,600   Enhance Financial Services Group                        815,775
       6,500   FBL Financial Group Inc                                 256,750
      23,750   Fremont General Corp                                  1,092,500
      13,200   Guarantee Life Companies Inc                            326,700
      12,050   Selective Insurance Group Inc                           607,019
                                                                  ------------
                                                                     3,760,281
                                                                  ------------

TOTAL FINANCIALS
 (Cost $3,684,578)                                                   5,742,489
                                                                  ------------

               SERVICES  26.59%
------------------------------------------------------------------------------
               BUSINESS SERVICES  9.24%
------------------------------------------------------------------------------
      10,300   Airborne Freight Corp                                   655,980
      26,790   Comdisco Inc                                            783,608
      20,100   Casella Waste Systems Inc.Class A**                     407,025
       6,900   Innovative Valve Technology**                           117,300
      26,600   ITI Technologies Inc**                                  665,000
      35,000   Mac-Gray Corp**                                         516,250
      16,820   Standard Register Co                                    576,085
      23,200   United Natural Foods Inc**                              556,800
                                                                  ------------
                                                                     4,278,048
                                                                  ------------

               HOTELS - RESTAURANTS - LEISURE  2.38%
------------------------------------------------------------------------------
      15,100   Marcus Corp                                             426,575
      35,460   Prime Hospitality Corp**                                678,173
                                                                  ------------
                                                                     1,104,748
                                                                  ------------

               MEDICAL & DENTAL  5.05%
------------------------------------------------------------------------------
      27,200   Beverly Enterprises Inc                                 462,400
      24,570   Bindley Western Industries                              755,527
       8,941   Integrated Health Inc                                   272,142

STATEMENTS OF INVESTMENTS
WESTCORE FUNDS SEMI-ANNUAL REPORT                  NOVEMBER 28, 1997 (UNAUDITED)


WESTCORES SMALL CAP OPPORTUNITY FUND
NOVEMBER 28, 1997 (CONTINUED)

Shares                                                           Market Value*
------                                                           -------------
      33,800   Mariner Health Group Inc**                             $490,100
      28,900   NovaCare Corp**                                         357,638
                                                                  ------------
                                                                     2,337,807
                                                                  ------------

               RETAIL  9.92%
------------------------------------------------------------------------------
      25,400   BJ's Wholesale Club Inc                                 739,775
      41,600   Cash America International Inc                          520,000
      85,700   Cato Corp                                               792,725
      20,800   Footstar Inc                                            624,000
      25,000   Freds Inc                                               612,500
      29,430   ShopKo Stores Inc                                       618,030
      31,100   Zale Corp                                               691,975
                                                                  ------------
                                                                     4,599,005
                                                                  ------------

TOTAL SERVICES
 (Cost $9,544,176)                                                  12,319,608
                                                                  ------------

               TECHNOLOGY  12.90%
------------------------------------------------------------------------------
               AEROSPACE & DEFENSE  7.41%
------------------------------------------------------------------------------
      21,500   Ducommun Inc**                                          697,406
      33,400   Esco Electronics Corp**                                 546,925
      31,500   Kaman Corp Class A                                      582,750
      11,810   Thiokol Corp                                            975,802
      22,400   Tracor Inc**                                            628,600
                                                                  ------------
                                                                     3,431,483
                                                                  ------------

               COMPUTER & OFFICE  5.49%
------------------------------------------------------------------------------
      35,400   Bel Fuse Inc**                                          692,512
      36,000   SED International Holdings Inc                          461,250
      37,500   Symantec Corp**                                         937,500
      10,800   Tektronix Inc                                           452,925
                                                                  ------------
                                                                     2,544,187
                                                                  ------------


TOTAL TECHNOLOGY
 (Cost $4,581,778)                                                   5,975,670
                                                                  ------------

               TRANSPORTATION  1.16%
------------------------------------------------------------------------------
               AIR TRANSPORTATION  1.16%
------------------------------------------------------------------------------
      34,300   Consolidated Freightways**                              535,937
                                                                  ------------

TOTAL TRANSPORTATION
 (Cost $534,517)                                                       535,937
                                                                  ------------

               UTILITIES/REITS  7.37%
------------------------------------------------------------------------------
               ELECTRIC & GAS  .97%
------------------------------------------------------------------------------
      11,640   Central Hudson Gas & Electric                           448,140
                                                                  ------------

               REITS  6.40%
------------------------------------------------------------------------------
       7,800   CCA Prison Realty Trust                                $277,876
      19,900   Eastgroup Properties SBI                                427,850
      16,000   Health Care REIT Inc                                    409,000
      17,200   Manufactured Home Communities                           468,700
      13,700   Parkway Properties Inc                                  451,245
      16,300   Prentiss Properties SBI                                 421,762
      29,100   Sunstone Hotel Investors Inc                            511,069
                                                                  ------------
                                                                     2,967,502
                                                                  ------------

TOTAL UTILITIES/REITs
 (Cost $2,940,980)                                                   3,415,642
                                                                  ------------

TOTAL COMMON STOCKS
 (Cost $34,527,998)                                                 44,375,955
                                                                  ------------

               MUTUAL FUNDS  4.08%
------------------------------------------------------------------------------
   1,889,711   Dreyfus Cash Management
               Fund                                                  1,889,711
                                                                  ------------

TOTAL MUTUAL FUNDS
 (Cost $1,889,711)                                                   1,889,711
                                                                  ------------

               INVESTMENTS OF CASH COLLATERAL
               FOR SECURITIES LOANED  1.71%
------------------------------------------------------------------------------
               MUTUAL FUNDS  1.71%
------------------------------------------------------------------------------
     212,288   AIM Liquid Assets Fund                                  212,288
     222,455   AIM Prime Portfolio Fund                                222,455
      80,275   Provident Temp Fund                                      80,275
     277,681   Provident TempCash Fund                                 277,681
                                                                  ------------

TOTAL MUTUAL FUNDS

 (Cost $792,699)                                                       792,699
                                                                  ------------

TOTAL INVESTMENTS OF CASH COLLATERAL
FOR SECURITIES LOANED
 (Cost $792,699)                                                       792,699
                                                                  ------------

TOTAL INVESTMENTS
 (Cost $37,210,408)                          101.59%                47,058,365
 Liabilities in Excess of
  Other Assets                                (1.59%)                 (734,792)
                                             ---------------------------------
 NET ASSETS                                  100.00%               $46,323,573
                                             ---------------------------------
                                             ---------------------------------

*See Note 1 of Notes to Financial Statements.
**Denotes non-income producing security.

WESTCORE GROWTH AND INCOME

               COMMON STOCKS  86.69%
------------------------------------------------------------------------------
               CAPITAL GOODS  10.01%
------------------------------------------------------------------------------
               AEROSPACE & DEFENSE  1.72%
------------------------------------------------------------------------------
       2,200   Boeing Co                                              $116,875
       4,000   B F Goodrich Co                                         178,000
                                                                  ------------
                                                                       294,875
                                                                  ------------

               COMPUTER SERVICES & SOFTWARE  .57%
------------------------------------------------------------------------------
       3,447   First Data Corp                                          97,593
                                                                  ------------

               ELECTRICAL EQUIPMENT  3.69%
------------------------------------------------------------------------------
       7,500   General Electric Co                                    $553,125
       1,900   General Signal Corp                                      77,544
                                                                  ------------
                                                                       630,669
                                                                  ------------

               ELECTRONICS  1.56%
------------------------------------------------------------------------------
       1,000   Intel Corp                                               77,625
       1,800   Micron Technology Inc**                                  44,775
       1,200   Motorola Inc                                             75,450
       1,400   Texas Instruments Inc                                    68,950
                                                                  ------------
                                                                       266,800
                                                                  ------------

               OTHER CAPITAL GOODS  .82%
------------------------------------------------------------------------------
       4,500   OEA Inc                                                 140,063
                                                                  ------------

               TELECOMMUNICATIONS  1.65%
------------------------------------------------------------------------------
       3,400   Nokia Corp-ADR**                                        282,625
                                                                  ------------

TOTAL CAPITAL GOODS
 (Cost $1,123,135)                                                   1,712,625
                                                                  ------------

               CONSUMER CYCLICALS  15.96%
------------------------------------------------------------------------------
               AUTOMOTIVE  .47%
------------------------------------------------------------------------------
       3,600   Cooper Tire & Rubber Co                                  80,550
                                                                  ------------

               CONSUMER SERVICES  2.34%
------------------------------------------------------------------------------
      16,200   Loewen Group Inc                                        399,938
                                                                  ------------

STATEMENTS OF INVESTMENTS
WESTCORE FUNDS SEMI-ANNUAL REPORT                  NOVEMBER 28, 1997 (UNAUDITED)


WESTCORES GROWTH AND INCOME FUND
NOVEMBER 28, 1997 (CONTINUED)

Shares                                                           Market Value*
------                                                           -------------
               HOTELS-RESTAURANTS - LEISURE  2.75%
------------------------------------------------------------------------------
       4,132   HFS Inc**                                              $283,559
       5,400   Hilton Hotels Corp                                      168,075
         540   Tricon Global Restaurant**                               18,259
                                                                  ------------
                                                                       469,893
                                                                  ------------

               MULTIMEDIA-PUBLISHING  3.10%
------------------------------------------------------------------------------
       3,200   New York Times Co Class A                               190,000
       3,900   Tribune Co                                              219,863
       4,000   Westinghouse Electric Corp                              120,000
                                                                  ------------
                                                                       529,863
                                                                  ------------

               RETAIL  7.30%
------------------------------------------------------------------------------
       6,851   Dollar General Corp                                     257,769
       7,250   Family Dollar Stores Inc                                200,733
       4,800   Home Depot Inc                                          268,500
       4,100   Lowes Companies Inc                                     188,344
       4,800   Pier 1 Imports Inc                                      107,400
       5,700   Wal Mart Stores Inc                                     227,643
                                                                  ------------
                                                                     1,250,389
                                                                  ------------

TOTAL CONSUMER CYCLICALS
 (Cost $1,912,240)                                                   2,730,633
                                                                  ------------

               CONSUMER STAPLES  11.56%
------------------------------------------------------------------------------
               DRUGS & HEALTHCARE PRODUCTS  5.97%
------------------------------------------------------------------------------
       2,500   American Home Products Corp                             174,687
       1,600   Guidant Corp                                            102,800
       1,400   Pfizer Inc                                              101,850
       6,000   Schering-Plough Corp                                    376,125
       1,900   Warner-Lambert Co                                       265,763
                                                                  ------------
                                                                     1,021,225
                                                                  ------------

               FOOD, BEVERAGES, & TOBACCO  2.91%
------------------------------------------------------------------------------
       1,800   CPC International Inc                                   186,075
       1,800   Coca-Cola Co                                            112,500
       5,400   PepsiCo Inc                                             199,125
                                                                  ------------
                                                                       497,700
                                                                  ------------

               HEALTHCARE SERVICES  .41%
------------------------------------------------------------------------------
       1,600   HBO & Company                                            71,800
                                                                  ------------

               HOUSEHOLD PRODUCTS  2.27%
------------------------------------------------------------------------------
       1,400   Colgate-Palmolive Co                                     93,538
       1,200   Gillette Co                                             110,775
       2,400   Procter & Gamble Co                                     183,150
                                                                  ------------
                                                                       387,463
                                                                  ------------

TOTAL CONSUMER STAPLES
 (Cost $1,186,538)                                                   1,978,188
                                                                  ------------

               CREDIT SENSITIVE  31.07%
------------------------------------------------------------------------------
               BANKS  5.34%
------------------------------------------------------------------------------
       1,800   Banc One Corp                                           $92,475
       3,100   Cullen Frost Bankers Inc                                164,688
       2,600   NationsBank Corp                                        156,163
      13,400   Norwest Corp                                            501,662
                                                                  ------------
                                                                       914,988
                                                                  ------------

               FINANCIAL SERVICES  7.66%
------------------------------------------------------------------------------
       5,439   Charter One Financial Inc                               322,260
       1,900   Green Tree Financial Corp                                58,188
       2,700   Household International Inc                             340,200
      12,075   MBNA Corp                                               320,741
       4,600   MGIC Investment Corp                                    268,813
                                                                  ------------
                                                                     1,310,202
                                                                  ------------

               INSURANCE  6.45%
------------------------------------------------------------------------------
       2,600   Executive Risk Inc                                      169,000
      17,080   Frontier Insurance Group Inc                            410,988
       7,000   Hartford Life Inc Class A                               268,625
       9,200   Mutual Risk Management Ltd                              257,025
                                                                  ------------
                                                                     1,105,638
                                                                  ------------

               REITS  1.70%
------------------------------------------------------------------------------
       1,100   CCA Prison Realty Trust                                  39,188
       3,000   Healthcare Realty Trust                                  87,750
       9,300   Sunstone Hotel Investors Inc                            163,331
                                                                  ------------
                                                                       240,269
                                                                  ------------

               UTILITIES-ELECTRIC  6.34%
------------------------------------------------------------------------------
      17,792   AES Corp**                                              651,632
       5,235   Duke Energy Corp                                        272,220
       7,000   Trigen Energy Corp                                      160,563
                                                                  ------------
                                                                     1,084,415
                                                                  ------------

               UTILITIES-GAS  2.61%
------------------------------------------------------------------------------
       2,300   Enron Corp                                               89,124
         600   KN Energy Inc                                           182,324
       3,900   MCN Energy Group Inc                                    175,663
                                                                  ------------
                                                                       447,111
                                                                  ------------

               UTILITIES-TELEPHONE  .97%
------------------------------------------------------------------------------
       5,600   Cincinnati Bell Inc                                     165,200
                                                                  ------------

TOTAL CREDIT SENSITIVE
 (Cost $2,920,386)                                                   5,317,823
                                                                  ------------

               INTERMEDIATE GOODS
               & SERVICES   18.09%
------------------------------------------------------------------------------
               BUSINESS SERVICES  4.29%
------------------------------------------------------------------------------
       4,900   Omnicom Group Inc                                      $363,213
      23,500   Philip Services Corp**(1)                               371,593
                                                                  ------------
                                                                       734,806
                                                                  ------------

               DISTRIBUTION  .19%
------------------------------------------------------------------------------
         600   Fastenal Co                                              31,800
                                                                  ------------

               ENERGY EQUIPMENT & SERVICES  4.15%
------------------------------------------------------------------------------
       6,150   Camco International Inc                                 385,913
       1,900   Tidewater Inc                                           106,518
       4,600   Transocean Offshore Inc                                 218,213
                                                                  ------------
                                                                       710,644
                                                                  ------------

               ENERGY PRODUCERS  7.15%
------------------------------------------------------------------------------
       2,600   Anadarko Petroleum Corp                                 169,000
      11,200   Apache Corp                                             411,600
       5,700   Mobil Corp                                              410,043
       1,400   Sonat Inc                                                60,988
       6,879   Union Pacific Resources
               Group Inc                                               171,115
                                                                  ------------
                                                                     1,222,746
                                                                  ------------

               TRANSPORTATION  2.31%
------------------------------------------------------------------------------
       1,500   Burlington Northern Santa Fe                            137,250
       2,600   Union Pacific Corp                                      156,000
       3,300   US Freightways Corp                                     101,475
                                                                  ------------
                                                                       394,725
                                                                  ------------

TOTAL INTERMEDIATE GOODS & SERVICES
 (Cost $2,136,809)                                                   3,094,721
                                                                  ------------

TOTAL COMMON STOCKS
 (Cost $9,279,108)                                                  14,833,990
                                                                  ------------

Face Amount
-----------
               CONVERTIBLE DEBENTURES  8.34%
------------------------------------------------------------------------------
               CAPITAL GOODS  1.51%
------------------------------------------------------------------------------
               MACHINERY & EQUIPMENT  .93%
------------------------------------------------------------------------------
    $150,000   United States Filter Corp
               4.50%, 12/15/01                                         159,000
                                                                  ------------

STATEMENTS OF INVESTMENTS
WESTCORE FUNDS SEMI-ANNUAL REPORT                  NOVEMBER 28, 1997 (UNAUDITED)


WESTCORES GROWTH AND INCOME FUND
NOVEMBER 28, 1997 (CONTINUED)

Face Amount                                                      Market Value*
-----------                                                      -------------
               TELECOMMUNICATIONS  .58%
------------------------------------------------------------------------------
    $100,000   Premiere Technologies Inc, SD (1)
               5.75%, 07/01/04                                         $99,375
                                                                  ------------

TOTAL CAPITAL GOODS
  (Cost $252,495)                                                      258,375
                                                                  ------------

               CONSUMER CYCLICALS  4.37%
------------------------------------------------------------------------------
               CONSUMER SERVICES  1.33%
------------------------------------------------------------------------------
     200,000   CUC International Inc, SD (1)
               3.00%, 02/15/02                                         226,000
                                                                  ------------

               HOTELS-RESTAURANTS - LEISURE  2.00%
------------------------------------------------------------------------------
     200,000   Prime Hospitality Corp, SD
               7.00%, 04/15/02                                         342,750
                                                                  ------------

               RETAIL  1.04%
------------------------------------------------------------------------------
     200,000   Saks Holdings Inc
               5.50%, 09/15/06                                         178,250
                                                                  ------------

TOTAL CONSUMER CYCLICALS
 (Cost $581,660)                                                       747,000
                                                                  ------------

               CONSUMER STAPLES  .69%
------------------------------------------------------------------------------
               HEALTHCARE SERVICES  .69%
------------------------------------------------------------------------------
     125,000   PhyCor Inc, SD
               4.50%, 02/15/03                                         117,969
                                                                  ------------

TOTAL CONSUMER STAPLES
 (Cost $120,790)                                                       117,969
                                                                  ------------

               INTERMEDIATE GOODS
               & SERVICES  1.77%
------------------------------------------------------------------------------
               BUSINESS SERVICES  .90%
------------------------------------------------------------------------------
     150,000   USA Waste Services Inc
               4.00%, 02/01/02                                         154,688
                                                                  ------------

               ENERGY EQUIPMENT & SERVICES  .87%
------------------------------------------------------------------------------
      75,000   Nabors Industries,
               5.00%, 05/15/06                                         149,625
                                                                  ------------

TOTAL INTERMEDIATE GOODS & SERVICES
 (Cost $243,737)                                                       304,313
                                                                  ------------

TOTAL CONVERTIBLE DEBENTURES
 (Cost $1,198,682)                                                   1,427,657
                                                                  ------------

Shares                                                           Market Value*
------                                                           -------------
               CONVERTIBLE PREFERRED
               STOCK  3.02%
------------------------------------------------------------------------------
               CAPITAL GOODS  1.70%
------------------------------------------------------------------------------
               TELECOMMUNICATIONS  1.70%
------------------------------------------------------------------------------
       2,600   WorldCom Inc, 8.00%                                    $291,850

TOTAL CAPITAL GOODS
 (Cost $224,900)                                                       291,850
                                                                  ------------

               CONSUMER CYCLICALS   .52%
------------------------------------------------------------------------------
               AUTOMOTIVE  .52%
------------------------------------------------------------------------------
       3,300   Republic Industries, Inc, - TRACES,
               6.50%, 05/15/00                                          88,481
                                                                  ------------

TOTAL CONSUMER CYCLICALS
  (Cost $78,788)                                                        88,481
                                                                  ------------

               INTERMEDIATE GOODS
               & SERVICES  .80%
------------------------------------------------------------------------------
               BUSINESS SERVICES  .80%
------------------------------------------------------------------------------
       4,300   Synder Communications, Inc
               -  STRYPES
               6.50%, 11/15/00                                         136,391
                                                                  ------------

TOTAL INTERMEDIATE GOODS & SERVICES
 (Cost $110,994)                                                       136,391
                                                                  ------------

TOTAL CONVERTIBLE PREFERRED STOCK
 (Cost $414,682)                                                       516,722
                                                                  ------------

               MUTUAL FUNDS  1.78%
------------------------------------------------------------------------------
     304,154   Dreyfus Cash Management
               Fund                                                    304,154
                                                                  ------------

TOTAL MUTUAL FUNDS
 (Cost $304,154)                                                       304,154
                                                                  ------------

               INVESTMENTS OF CASH
               COLLATERAL FOR
               SECURITIES LOANED  .03%
------------------------------------------------------------------------------
               MUTUAL FUNDS  .03%
------------------------------------------------------------------------------
         659   AIM Liquid Assets Fund                                     $659
         463   AIM Prime Portfolio Fund                                  1,463
         660   Provident Temp Fund                                         660
       2,151   Provident TempCash Fund                                   2,151
                                                                  ------------
                                                                         4,933
                                                                  ------------

TOTAL MUTUAL FUNDS
   (Cost $4,933)                                                         4,933
                                                                  ------------

TOTAL INVESTMENTS OF CASH COLLATERAL
FOR SECURITIES LOANED
   (Cost $4,933)                                                         4,933
                                                                  ------------

TOTAL INVESTMENTS
 (Cost $11,201,559)                           99.86%               $17,087,456
Other Assets in Excess
  of Liabilities                                .14%                   $23,930
                                             ---------------------------------
NET ASSETS                                   100.00%               $17,111,386
                                             ---------------------------------
                                             ---------------------------------

*See Note 1 of Notes to Financial Statements.
**Denotes non-income producing security.
(1) Restricted Security - See Note 5 of Notes to Financial Statements.

STATEMENTS OF INVESTMENTS
WESTCORE FUNDS SEMI-ANNUAL REPORT                  NOVEMBER 28, 1997 (UNAUDITED)


WESTCORE INTERMEDIATE-TERM BOND FUND
NOVEMBER 28, 1997

Face Amount                                                      Market Value*
-----------                                                      -------------
               CORPORATE BONDS 51.39%
------------------------------------------------------------------------------
               FINANCIAL 17.24%
------------------------------------------------------------------------------
               INVESTMENT BANKING/BROKERAGE .82%
------------------------------------------------------------------------------
    $430,000   Merrill Lynch & Co, Inc,
               6.55%, 08/01/04                                        $430,632
                                                                  ------------

               LIFE INSURANCE 2.25%
------------------------------------------------------------------------------
   1,150,000   Aetna Services, Inc,
               7.125%, 08/15/06                                      1,176,849
                                                                  ------------

               PERSONAL CREDIT INSTITUTIONS 1.40%
------------------------------------------------------------------------------
     725,000   General Motors Acceptance
               Corp., 6.60%, 01/17/01                                  730,935
                                                                  ------------

               REITs 12.77%
------------------------------------------------------------------------------
     550,000   Camden Property Trust,
               6.625%, 05/15/01                                        543,639
     250,000   Chateau Properties, Ltd,
               8.75%, 03/02/00                                         259,168
     600,000   Corporate Property Investors,
               7.75%, 08/15/04 (1)                                     632,152
     500,000   Developers Diversified Realty
               Trust, 6.95%, 7/23/04                                   507,512
     375,000   Evans Withycombe Residential
               Trust, 7.50%, 04/15/04                                  392,384
   1,000,000   Kimco Realty Corp,
               6.83%, 11/14/05                                       1,015,632
     425,000   Nationwide Health Property
               Trust, 6.93%, 12/18/01                                  440,126
   1,000,000   New Plan Realty Trust,
               7.75%, 04/06/05                                       1,064,156
     750,000   Washington Real Estate Investment
               Trust, 7.125%, 08/13/03                                 769,125
   1,000,000   Weingarten Realty Investors
               Trust, 7.22%, 06/01/05                                1,047,112
                                                                  ------------
                                                                     6,671,006
                                                                  ------------

TOTAL FINANCIAL
 (Cost $8,735,529)                                                   9,009,422
                                                                  ------------

               INDUSTRIAL  22.87%
------------------------------------------------------------------------------
               AEROSPACE & DEFENSE  3.75%
------------------------------------------------------------------------------
     790,000   Raytheon Co,
               6.50%, 07/15/05                                         788,924
   1,150,000   Rockwell International Corp,
               6.625%, 06/01/05                                      1,169,287
                                                                  ------------
                                                                     1,958,211
                                                                  ------------

               CHEMICALS  1.47%
------------------------------------------------------------------------------
    $750,000   ISP Chemicals Inc,
               9.00%, 03/01/99                                        $768,275
                                                                  ------------

               FOOD, BEVERAGES & TOBACCO  1.01%
------------------------------------------------------------------------------
     500,000   RJR Nabisco Inc,
               8.625%, 12/01/02                                        530,157
                                                                  ------------

               HOTELS - RESTAURANTS - LEISURE .87%
------------------------------------------------------------------------------
     425,000   Hilton Hotels Corp,
               7.95%, 04/15/07                                         452,621
                                                                  ------------
               METALS  1.96%
------------------------------------------------------------------------------
   1,000,000   CSR America Inc,
               6.875%, 07/21/05                                      1,023,386
                                                                  ------------

               MULTIMEDIA - PUBLISHING  11.88%
------------------------------------------------------------------------------
   1,100,000   Cox Communications Inc,
               6.375%, 06/15/00                                      1,103,071
     750,000   New York Times Co,
               7.625%, 03/15/05                                        800,973
   1,000,000   TKR Cable Inc,
               10.50%, 10/30/07, Callable
               10/30/99 @ 105.25                                     1,112,572
     775,000   TCI Communications Inc,
               8.00%, 08/01/05                                         818,976
   1,000,000   Time Warner Entertainment Co,
               9.625%, 05/01/02                                      1,114,492
   1,250,000   Walt Disney Co,
               6.375%, 03/30/01                                      1,257,080
                                                                  ------------
                                                                     6,207,164
                                                                  ------------

               RETAIL  1.93%
------------------------------------------------------------------------------
   1,000,000   K-Mart Corp,
               8.125%, 12/01/06                                      1,010,000
                                                                  ------------

TOTAL INDUSTRIAL
 (Cost $11,441,043)                                                 11,949,814
                                                                  ------------

               TRANSPORTATION  6.98%
------------------------------------------------------------------------------
               AIR TRANSPORTATION  6.98%
------------------------------------------------------------------------------
    $853,486   American Airlines Sr 1991,
               9.71%, 01/02/07                                        $966,769
     486,053   Continental Airlines Pass Through
               Certificates, 7.75%, 07/02/14                           518,813
   1,024,777   Jet Equipment Trust,
               7.83%, 02/15/15 (1)                                   1,098,664
     944,627   United Airlines Pass Through
               Certificates, 95-A1, 9.02%,
               04/19/12                                              1,062,274
                                                                  ------------
                                                                     3,646,520
                                                                  ------------

TOTAL TRANSPORTATION
 (Cost $3,298,062)                                                   3,646,520
                                                                  ------------

               UTILITIES  4.30%
------------------------------------------------------------------------------
               ELECTRIC SERVICES  2.38%
------------------------------------------------------------------------------
   1,250,000   Central Maine Power Co,
               6.25%, 11/01/98                                       1,244,870
                                                                  ------------

               ELECTRIC & OTHER SERVICES
               COMBINED  1.92%
------------------------------------------------------------------------------
   1,000,000   Long Island Lighting Co,
               7.125%, 06/01/05                                      1,004,544
                                                                  ------------
TOTAL UTILITIES                                                      2,249,414
 (Cost $2,227,518)                                                ------------


TOTAL CORPORATE BONDS
 (Cost $25,702,152)                                                 26,855,170
                                                                  ------------

               ASSET-BACKED SECURITIES,
               COLLATERALIZED MORTGAGE
               OBLIGATIONS & MORTGAGE-
               BACKED SECURITIES  11.99%
------------------------------------------------------------------------------
               ASSET-BACKED SECURITIES  .48%
------------------------------------------------------------------------------
     250,000   California Infrastructure and
               Economic Development Bank,
               6.25%, 6/25/04**                                        249,800
                                                                  ------------

               COLLATERALIZED MORTGAGE
               OBLIGATIONS  .82%
------------------------------------------------------------------------------
     405,969   Collateralized Mortgage Security
               Corp, 8.75%, 4/20/19                                    428,980
                                                                  ------------

STATEMENTS OF INVESTMENTS
WESTCORE FUNDS SEMI-ANNUAL REPORT                  NOVEMBER 28, 1997 (UNAUDITED)


WESTCORE INTERMEDIATE-TERM BOND FUND
NOVEMBER 28, 1997 (CONTINUED)

Face Amount                                                      Market Value*
-----------                                                      -------------
               MORTGAGE-BACKED
               SECURITIES 10.69%
------------------------------------------------------------------------------
  $1,770,030   FHLMC Pool #000336,
               6.00%, 10/01/24                                      $1,703,548
   1,187,185   FNMA Pool #303845,
               7.00%, 05/01/11                                       1,201,989
   1,427,526   FNMA Pool #362443,
               6.50%, 12/01/08                                       1,429,695
   1,145,414   GNMA Pool #780019,
               9.50%, 11/15/09                                       1,251,548
                                                                  ------------
                                                                     5,586,780
                                                                  ------------

TOTAL ASSET-BACKED SECURITIES,
COLLATERALIZED MORTGAGE OBLIGATIONS &
MORTGAGE-BACKED SECURITIES
 (Cost $6,093,321)                                                   6,265,560
                                                                  ------------

               U.S. GOVERNMENT TREASURIES  32.11%
------------------------------------------------------------------------------
               U.S. TREASURY NOTES  32.11%
------------------------------------------------------------------------------
   2,000,000     7.875%, 04/15/98                                    2,016,876
   3,000,000     6.125%, 05/15/98                                    3,008,438
   1,000,000     6.75%, 06/30/99                                     1,014,376
   2,500,000     6.875%, 08/31/99                                    2,543,753
   2,000,000     7.75%, 11/30/99                                     2,072,502
   1,000,000     5.875%, 02/15/00                                    1,001,251
   2,000,000     7.125%, 02/29/00                                    2,054,376
   2,500,000     6.875%, 03/31/00                                    2,557,033
     500,000     6.75%, 04/30/00                                       510,312
                                                                  ------------
                                                                    16,778,917
                                                                  ------------

TOTAL U.S. GOVERNMENT TREASURIES
 (Cost $16,743,756)                                                 16,778,917
                                                                  ------------

               MUTUAL FUNDS  2.60%
------------------------------------------------------------------------------
   1,360,102   Dreyfus Cash Management
               Fund***                                              $1,360,102
                                                                  ------------
TOTAL MUTUAL FUNDS
 (Cost $1,360,102)                                                   1,360,102
                                                                  ------------
TOTAL
INVESTMENTS                                   98.09%               $51,259,749
 (Cost $49,899,331)
 Other Assets in Excess
  of Liabilities                               1.91%                 1,000,472
                                             ---------------------------------
NET ASSETS                                   100.00%               $52,260,221
                                             ---------------------------------
                                             ---------------------------------

*See Note 1 of Notes to Financial Statements
**When-issued security settling 12/08/97
***$249,966 of this amount designated to fulfill the Fund's commitment to when-issued securities.
(1) Restricted security - see Note 5 of Notes to Financial Statements


WESTCORE LONG-TERM BOND FUND
NOVEMBER 28, 1997

Face Amount                                                      Market Value*
-----------                                                      -------------
               CORPORATE BONDS  50.87%
------------------------------------------------------------------------------
               FINANCIAL  21.40%
------------------------------------------------------------------------------
               FINANCIAL SERVICES  1.54%
------------------------------------------------------------------------------
    $250,000   Leucadia National Corp,
               7.75%, 08/15/13                                        $259,909
                                                                  ------------

               FIRE MARINE & CASUALTY
               INSURANCE  3.44%
------------------------------------------------------------------------------
     250,000   Geico Corp,
               9.15%, 09/15/21                                         282,732
     300,000   Zurich Reinsurance Center
               Holdings, 7.125%, 10/15/23                              296,992
                                                                  ------------
                                                                       579,724
                                                                  ------------

               LIFE INSURANCE  4.80%
------------------------------------------------------------------------------
     230,000   Aetna Services, Inc,
               7.625%, 08/15/26                                        240,888
     500,000   Lincoln National Insurance Co,
               9.125%, 10/01/24                                        568,319
                                                                  ------------
                                                                       809,207
                                                                  ------------

               REITS  11.62%
------------------------------------------------------------------------------
     150,000   Camden Property Trust,
               6.625%, 02/15/01                                        148,265
     250,000   ERP Operating Ltd Partnership,
               7.57%, 08/15/26                                         263,286
     300,000   Kimco Realty Corp,
               6.83%, 11/14/05                                         304,690
     150,000   Nationwide Health Property,
               6.93%, 12/18/01                                         155,339
     250,000   New Plan Realty Trust
               7.75%, 04/06/05                                         266,039
     375,000   Property Trust of America,
               6.875%, 02/15/08                                        371,706
     250,000   Rouse Co,
               8.50%, 01/15/03                                         265,265
     175,000   Weingarten Realty Investors Trust
               7.22%, 06/01/05                                         183,245
                                                                  ------------
                                                                     1,957,835
                                                                  ------------

TOTAL FINANCIAL
 (Cost $3,392,179)                                                   3,606,675
                                                                  ------------

STATEMENTS OF INVESTMENTS
WESTCORE FUNDS SEMI-ANNUAL REPORT                  NOVEMBER 28, 1997 (UNAUDITED)


WESTCORE LONG-TERM BOND FUND
NOVEMBER 28, 1997 (CONTINUED)

Face Amount                                                      Market Value*
-----------                                                      -------------
               INDUSTRIAL  19.79%
------------------------------------------------------------------------------
               AEROSPACE & DEFENSE  3.14%
------------------------------------------------------------------------------
    $250,000   Lockheed Martin Corp,
               7.70%, 06/15/05                                        $269,775
     260,000   Raytheon Co,
               6.50%, 07/15/05                                         259,646
                                                                  ------------
                                                                       529,421
                                                                  ------------

               CHEMICALS  2.49%
------------------------------------------------------------------------------
     400,000   Lubrizol Corp,
               7.25%, 06/15/25                                         418,868
                                                                  ------------

               DAIRY PRODUCTS  2.92%
------------------------------------------------------------------------------
     500,000   Borden Inc,
               7.875%, 02/15/23                                        491,901
                                                                  ------------

               HOTELS - RESTAURANTS - LEISURE  .95%
------------------------------------------------------------------------------
     150,000   Hilton Hotels Corp,
               7.95%, 04/15/07                                         159,749
                                                                  ------------

               MULTIMEDIA - PUBLISHING  7.42%
------------------------------------------------------------------------------
     300,000   Cox Communications Inc,
               7.625%, 06/15/25                                        321,880
     500,000   TCI Communications Inc,
               8.00%, 08/01/05                                         528,372
     275,000   Time Warner Inc,
               7.25%, 10/15/17                                         272,262
     125,000   US West Capital Funding,
               6.95%, 01/15/37                                         127,916
                                                                  ------------
                                                                     1,250,430
                                                                  ------------

               RETAIL  2.87%
------------------------------------------------------------------------------
     500,000   K-Mart Corp,
               7.95%, 02/01/23                                         484,375
                                                                  ------------

TOTAL INDUSTRIAL
 (Cost $3,089,581)                                                   3,334,744
                                                                  ------------

               TRANSPORTATION  6.40%
------------------------------------------------------------------------------
               AIR TRANSPORTATION  6.40%
------------------------------------------------------------------------------

     350,000   AMR Corp,
               10.00%, 04/15/21                                        456,786
    $332,104   Jet Equipment Trust,
               7.83%, 02/15/15 (1)                                    $356,048
     231,271   United Airlines Pass-Through
               Certificates, 9.02%, 04/19/12                           265,568
                                                                  ------------
                                                                     1,078,402
                                                                  ------------
TOTAL TRANSPORTATION
 (Cost $912,152)                                                     1,078,402
                                                                  ------------

               UTILITIES  3.28%
------------------------------------------------------------------------------
               ELECTRIC & OTHER SERVICES
               COMBINED  3.28%
------------------------------------------------------------------------------
     550,000   Long Island Lighting Co,
               7.125%, 06/01/05                                        552,499
                                                                  ------------
TOTAL UTILITIES
 (Cost $539,182)                                                       552,499
                                                                  ------------
TOTAL CORPORATE BONDS
 (Cost $ 7,933,094)                                                  8,572,320
                                                                  ------------

               ASSET-BACKED SECURITIES,
               COLLATERALIZED MORTGAGE
               OBLIGATIONS & MORTGAGE-BACKED
               SECURITIES  5.28%
------------------------------------------------------------------------------
               ASSET-BACKED
               SECURITIES  .59%
------------------------------------------------------------------------------
     100,000   California Infrastructure 1997 A-6
               6.32%, 9/25/05**                                         99,900
                                                                  ------------

               MORTGAGE-BACKED
               SECURITES  4.69%
------------------------------------------------------------------------------
     426,513   FHLMC Pool #000336,
               6.00%, 10/01/24                                         410,493
     374,900   FNMA Pool #303845,
               7.00%, 5/01/11                                          379,575
                                                                  ------------
                                                                       790,068
                                                                  ------------

TOTAL ASSET-BACKED SECURITIES,
COLLATERALIZED MORTGAGE OBLIGATIONS &
MORTGAGE-BACKED SECURITIES
 (Cost $864,812)                                                       889,968
                                                                  ------------

               U.S. GOVERNMENT TREASURIES  40.51%
------------------------------------------------------------------------------
               U.S. TREASURY NOTES/BONDS  30.17%
------------------------------------------------------------------------------
               U.S. Treasury Note:
    $400,000     7.00%, 07/15/06                                      $428,500
               U.S. Treasury Bonds:
     350,000     7.50%, 11/15/16                                       402,938
     500,000     8.875%, 02/15/19                                      660,313
   1,000,000     7.875%, 02/15/21                                    1,210,312
   1,100,000     8.125%, 08/15/21                                    1,367,438
   1,000,000     6.25%, 08/15/23                                     1,014,062
                                                                  ------------
                                                                     5,083,563
                                                                  ------------

               U.S. GOVERNMENT
               ZERO COUPON STRIPS  10.34%
------------------------------------------------------------------------------
   4,000,000   08/15/11                                              1,741,432
                                                                  ------------

TOTAL U.S. GOVERNMENT TREASURIES
 (Cost $5,962,816)                                                   6,824,995
                                                                  ------------

Shares
------
               MUTUAL FUNDS  1.79%
------------------------------------------------------------------------------
     301,743   DREYFUS CASH
               Management Fund***                                      301,743
                                                                  ------------

TOTAL MUTUAL FUNDS
 (Cost $301,743)                                                       301,743
                                                                  ------------
TOTAL INVESTMENTS
 (Cost $15,062,465)                           98.45%                16,589,026
  Other Assets in Excess
   of Liabilities                              1.55%                   260,716
                                             ---------------------------------
NET ASSETS                                   100.00%                16,849,742
                                             ---------------------------------
                                             ---------------------------------

*See Note 1 of Notes to Financial Statements
**When-issued security settling 12/08/97
***$99,958 of this amount designated to fulfill the Fund's commitment to when-issued securities.
(1) Restricted security - see Note 5 of Notes to Financial Statements

STATEMENTS OF INVESTMENTS
WESTCORE FUNDS SEMI-ANNUAL REPORT                  NOVEMBER 28, 1997 (UNAUDITED)


WESTCORE COLORADO TAX-EXEMPT FUND
NOVEMBER 28, 1997

                                                                 Bond Rating
Face Amount                                                      Moody's/S&P       Market Value*
-----------                                                      -----------       -------------
               CERTIFICATES OF PARTICIPATION  6.27%
------------------------------------------------------------------------------------------------
    $100,000   Colorado State Board of Agriculture,
               Certificate of Participation,
               CSU Research Foundation Master
               Lease Purchase Agreement,
               6.45%, 11/01/01, Optional
               any time @ 100.00, MBIA                               Aaa/AAA            $104,090
     500,000   Fremont County, Certificate of
               Participation, Lease Purchase
               Agreement,  5.125%, 12/15/11,
               Optional any time @ 100.00, MBIA                      Aaa/AAA             501,915
     100,000   Lakewood, Jefferson County, Public
               Building Authority, Certificate of
               Participation, Lease Purchase Agreement,
               5.625%, 12/01/99, Optional any time
               @ 100.00, MBIA                                        Aaa/AAA             102,756
     100,000   State of Colorado, Certificate of
               Participation, Master Lease Purchase Agreement,
               5.25%, 11/01/99, Optional any time
               @ 100.00, AMBAC                                       Aaa/AAA             102,272
     250,000   State of Colorado, Certificate of Participation,
               Master Lease Purchase Agreement II,
               5.10%, 11/01/06, Optional any time
               @ 100.00, MBIA                                        Aaa/AAA             259,058
     510,000   Weld County, Certificate of Participation,
               Correctional Facilities, Lease Purchase
               Agreement, 5.35%, 8/01/10, Optional any time
               @ 100.00, MBIA                                        Aaa/AAA             527,320
                                                                                    ------------

TOTAL CERTIFICATES OF PARTICIPATION
 (Cost $1,554,355)                                                                     1,597,411
                                                                                    ------------
               GENERAL OBLIGATION BONDS 60.29%
------------------------------------------------------------------------------------------------
               COUNTY/CITY/SPECIAL DISTRICT/ SCHOOL DISTRICT
------------------------------------------------------------------------------------------------
     100,000   Adams County School District 12,
               7.25%, 12/15/09, Prerefunded
               12/15/99 @ 100.00                                     NR/A+               106,102
     500,000   Adams County School District 14,
               5.30%, 12/01/09, Optional
               12/01/07 @ 101.00, FSA                                Aaa/AAA             520,920
     100,000   Adams & Arapahoe Counties
               Joint School District 28J, 5.75%,
               12/01/06, MBIA                                        Aaa/AAA             108,865
    $100,000   Adams & Arapahoe Counties
               School District 29J, 5.40%, 12/01/09,
               Optional 12/01/06 @ 100.00, MBIA                      Aaa/AAA            $104,495
     250,000   Adams & Weld Counties
               School District 27J, 5.55%
               12/01/09, Optional 12/01/06
               @ 100.00, FGIC                                        Aaa/AAA             263,022
     125,000   Alamosa & Conejos Counties
               School District RE-11J,
               4.90%, 12/01/07, Optional
               12/01/05 @ 100.00, MBIA                               Aaa/AAA             127,589
     100,000   Arapahoe County School
               District 1, 4.85%, 11/01/04, FSA                      Aaa/AAA             102,478
               Arapahoe County School District 2:
     100,000     6.75%, 12/01/04, Prerefunded
                 12/01/99 @ 101.00                                   A3/NR               106,319
      25,000     6.75%, 12/01/04, Escrowed
               to Maturity                                           A3/NR                28,397
               Arapahoe County School District 5:
     250,000     5.25%, 12/15/04,
                 Optional 12/15/03 @ 100.00                          Aa2/AA              261,440
     250,000     5.50%, 12/15/06                                     Aa2/AA              268,215
     250,000   Arapahoe County School District 6,
               5.50%, 12/01/06                                       Aa/AA               268,155
     250,000   Archuleta & Hinsdale Counties
               Joint School District No. 50 JT,
               5.50%, 12/01/14, Optional
               12/01/06 @ 101.00, MBIA                               Aaa/AAA             257,918
     100,000   Basalt & Rural Fire Protection District,
               Eagle & Pitkin Counties,
               5.20%, 12/01/15, Optional
               12/01/06 @ 100.00, AMBAC                              Aaa/AAA             100,464
     150,000   Boulder, Boulder County Library
               7.30%, 10/01/08, Prerefunded
               11/01/98 @ 100.00                                     Aaa/AAA             154,282
     500,000   Boulder, Boulder County Parks
               5.125%, 12/15/09,
               Optional 12/15/06 @ 100.00                            Aa1/AA              510,730
               Boulder & Gilpin Counties
               Valley School District Re-2:
     250,000    5.55%, 12/01/03                                      A1/AA               266,120
   1,000,000    5.00%, 12/01/11, Optional 12/01/07
                @ 100.00, FGIC                                       Aaa/AAA           1,001,670


STATEMENTS OF INVESTMENTS
WESTCORE FUNDS SEMI-ANNUAL REPORT                  NOVEMBER 28, 1997 (UNAUDITED)


WESTCORE COLORADO TAX-EXEMPT FUND
NOVEMBER 28, 1997 (CONTINUED)

                                                                 Bond Rating
Face Amount                                                      Moody's/S&P       Market Value*
-----------                                                      -----------       -------------
               Boulder, Larimer, & Weld
               Counties, St. Vrain Valley,
               School District Re-1J:
    $100,000     5.50%, 12/15/04, Optional
                 12/15/02 @ 101.00, MBIA                             Aaa/AAA            $105,731
     175,000     5.80%, 12/15/07, Optional
                 12/15/02 @ 101.00, MBIA                             Aaa/AAA             185,668
     100,000     6.00%, 12/15/10, Optional
                 12/15/02 @ 101.00, MBIA                             Aaa/AAA             105,968
     205,000   Brighton, Adams County,
               6.625%, 12/01/11, Prerefunded
               12/01/01 @ 101.00, MBIA                               Aaa/AAA             224,819
     100,000   Carbondale & Rural Fire Protection
               District, Garfield, Gunnison & Pitkin
               Counties,5.20%, 12/01/10,
               Optional 12/01/04 @ 101.00, AMBAC                     Aaa/AAA             102,178
     150,000   Chaffee County School District R-31,
               5.10%, 12/01/09, Optional 12/01/06
               @ 100.00, FSA                                         Aaa/AAA             152,907
     250,000   Clear Creek County School
               District Re-1, 5.40%, 12/01/11,
               Optional 12/01/05 @ 100.00, MBIA                      Aaa/AAA             258,030
     125,000   Colorado Springs, El Paso County,
               6.60%, 09/01/00, Prerefunded
               09/01/99 @ 100.00                                     Aaa/AAA             130,455
               Douglas & Elbert Counties
               School District Re-1:
     250,000     5.75%, 12/15/05, Optional
                 12/15/01 @ 101.00, FGIC                             Aaa/AAA             264,003
     250,000     6.15%, 12/15/08, Optional
                 12/15/04 @ 101.00, MBIA                             Aaa/AAA             274,908
               Eagle, Garfield & Routt Counties
               School District Re-50J:
     125,000     6.60%, 12/01/99, Prerefunded
                 12/01/98 @ 100.00, FGIC                             Aaa/AAA             128,379
      85,000     5.60%, 12/01/01, FGIC                               Aaa/AAA              89,604
     200,000     5.75%, 12/01/03, Optional
                 12/01/02 @ 100.00, FGIC                             Aaa/AAA             212,756
     100,000   El Paso County School District 2,
               5.70%, 12/01/14,
               Optional 12/01/05 @ 100.00                            A1/NR               103,439
     125,000   El Paso County School District 3,
               6.20%, 12/15/00, Optional
               12/15/98 @ 101.00, MBIA                               Aaa/AAA             128,924
     $80,000   El Paso County School District 12,
               5.90%, 09/15/04                                       Aa1/NR               87,076
     500,000   El Paso County School District 11,
               5.50%, 12/01/14, Optional
               12/01/07 @ 103.00                                     Aa/AA-              521,400
     125,000   El Paso County School District 49
               6.75%, 12/01/04, Optional
               12/01/00 @ 100.00, MBIA                               Aaa/AAA             134,102
     200,000   Fort Collins, Larimer County
               5.55%, 12/01/03, Optional
               12/01/02 @ 101.00                                     Aa2/AA              212,402
     250,000   Fruita, Mesa County, Colorado,
               4.75%, 10/01/06,
               Optional 10/01/04 @ 100.00,
               MBIA                                                  Aaa/AAA             253,190
     250,000   Garfield, Pitkin & Eagle Counties
               Roaring Fork School District Re-1,
               6.60%, 12/15/14, Prerefunded
               06/15/04 @ 101.00, MBIA                               Aaa/AAA             282,410
     625,000   Goldsmith Metropolitan District,
               Arapahoe & Denver Counties,
               6.50%, 12/01/03, Optional
               12/01/99 @ 101.00, MBIA                               Aaa/AAA             658,281
               Jefferson County School
               District R-1:
     100,000   5.10%, 12/15/99, Escrowed to
               Maturity, AMBAC                                       Aaa/AAA             102,219
     100,000   5.75%, 12/15/03, Prerefunded
               12/15/02 @ 101.00, AMBAC                              Aaa/AAA             107,415
     500,000   5.90%, 12/15/04, Prerefunded
               12/15/02 @ 101.00, AMBAC                              Aaa/AAA             540,445
     250,000   La Plata County School District
               9-R, 5.25%, 11/01/05, MBIA                            Aaa/AAA             262,885
     125,000   Larimer County Poudre School
               District R-1, 7.00%, 12/15/08,
               Prerefunded 12/15/01 @ 101.00                         NR/NR               138,464
     500,000   Larimer, Weld, & Boulder Counties
               Thompson School District R2-J,
               5.40%, 12/15/13, Optional
               06/15/07 @ 101.00, FGIC                               Aaa/AAA             513,170
     100,000   Longmont, Boulder County,
               5.15%, 09/01/99, MBIA                                 Aaa/AAA             101,859


STATEMENTS OF INVESTMENTS
WESTCORE FUNDS SEMI-ANNUAL REPORT                  NOVEMBER 28, 1997 (UNAUDITED)


WESTCORE COLORADO TAX-EXEMPT FUND
NOVEMBER 28, 1997 (CONTINUED)

                                                                 Bond Rating
Face Amount                                                      Moody's/S&P       Market Value*
-----------                                                      -----------       -------------
               Mesa County Valley School
               District 51:
    $250,000   4.80%, 12/01/05, MBIA                                 Aaa/AAA            $255,840
     500,000   5.40%, 12/01/12, Optional
               12/01/06 @ 101.00, MBIA                               Aaa/AAA             516,155
     150,000   Montezuma County School District Re-4A
               5.10%, 12/01/10,
               Optional 12/01/07 @ 101.00, MBIA                      Aaa/AAA             152,019
     105,000   Morgan County School District Re-3,
               6.45%, 12/01/98,
               Escrowed to Maturity                                  A3/NR               107,642
     250,000   Northglenn, Adams County Water
               5.50%, 12/01/06, Optional
               12/01/04 @ 101.00, FSA                                Aaa/AAA             266,402
     100,000   Otero County, East Otero
               School District R-1, 5.05%, 12/15/09,
               Optional 12/15/05 @ 100.00, FSA                       Aaa/AAA             101,610
     100,000   Pitkin County School District Re-1,
               5.50%, 11/15/00, AMBAC                                Aaa/AAA             103,783
     125,000   Poudre Valley Hospital District,
               Larimer County,
               6.80%, 11/15/02, Prerefunded
               11/15/98 @ 101.00                                     Aaa/AAA             129,679
               Pueblo, Pueblo County Limited Tax:
     200,000   5.80%, 06/01/11, Optional
               06/01/06 @ 100.00, MBIA                               Aaa/AAA             211,830
     250,000   6.00%, 06/01/16, Optional
               06/01/06 @ 100.00, MBIA                               Aaa/AAA             265,905
     150,000   Rio Grande County School
               District C-8, 5.35%, 11/15/11,
               Optional 11/15/05 @ 100.00, FSA                       Aaa/AAA             153,848
      75,000   Routt County School District
               Re-2, 5.00%, 12/01/05, Optional
               12/01/03 @ 100.00, FGIC                               Aaa/AAA              76,836
     250,000   San Miguel County School District
               R-1, 5.50%, 12/01/12, Optional
               12/01/05 @ 101.00, MBIA                               Aaa/AAA             258,610
               Thornton, Adams County Water:
      25,000   7.40%, 12/01/98, Escrowed to
               Maturity, FGIC                                        Aaa/AAA              25,872
    $125,000   5.75%, 12/01/04, Optional
               12/01/02 @ 101.00, FGIC                               Aaa/AAA            $133,632
     250,000   6.00% , 12/01/05, Optional
               12/01/02 @ 101.00, FGIC                               Aaa/AAA             269,348
     135,000   Three Lakes Water & Sanitation
               District, Grand County Limited
               Tax, 6.00%, 06/01/00, Optional
               12/01/97 @ 101.00, MBIA                               Aaa/AAA             137,749
               Weld County School District 6:
     250,000   5.50%, 12/01/06                                       Aa3/AA-             267,965
     250,000   5.20%, 12/01/10, Optional
               12/01/07 @ 101.00                                     Aa3/AA-             256,618
     150,000   Weld County School District Re-4,
               5.30%, 12/01/10, Optional
               12/01/05 @ 100.00, MBIA                               Aaa/AAA             154,348
     100,000   Willows Water District,
               Arapahoe County, 6.40%, 12/01/98,
               Optional 12/01/97 @ 100.00, MBIA                      Aaa/AAA             100,208
     100,000   Woodland Park, Teller County,
               6.30%, 07/01/08, Optional
               07/01/00 @ 101.00, FGIC                               Aaa/AAA             105,873
     125,000   Woodmoor Water & Sanitation
               District 1, El Paso County, 6.20%,
               12/01/00, Optional 12/01/97
               @ 100.00, MBIA                                        Aaa/AAA             125,024
     250,000   Wray Community Hospital District,
               Yuma County, 5.00%, 10/15/11, Optional
               10/15/04 @ 100.00, AMBAC                              Aaa/AAA             250,305
                                                                                    ------------

TOTAL GENERAL OBLIGATION BONDS
 (Cost $14,845,185)                                                                   15,367,369
                                                                                    ------------

               REVENUE BONDS   29.89%
------------------------------------------------------------------------------------------------
               EDUCATION  1.83%
------------------------------------------------------------------------------------------------
     100,000   Colorado St Brd Dept Of Higher
               Education, Community Colleges
               Occupational Education Systemwide,
               5.20%, 11/01/03, AMBAC                                Aaa/AAA             103,639


STATEMENTS OF INVESTMENTS
WESTCORE FUNDS SEMI-ANNUAL REPORT                                  NOVEMBER 28, 1997 (UNAUDITED)


WESTCORE COLORADO TAX-EXEMPT FUND
NOVEMBER 28, 1997 (CONTINUED)

                                                                 Bond Rating
Face Amount                                                      Moody's/S&P       Market Value*
-----------                                                      -----------       -------------
    $100,000   University Of Colorado Board Of
               Regents, Auxiliary Facilities,
               6.50%, 06/01/01, Prerefunded
               06/01/00 @ 101.00                                     A1/NR              $106,445
     250,000   University Of Northern Colorado
               Board Of Trustees, Auxiliary Facilities
               System Improvement, 5.00%, 06/01/03,
               MBIA                                                  Aaa/AAA             257,635
                                                                                    ------------
                                                                                         467,719
                                                                                    ------------

               PUBLIC FACILITIES  .85%
------------------------------------------------------------------------------------------------
     200,000   Denver Metropolitan Major
               League Baseball Stadium,
               District Sales Tax, 6.25%, 10/01/02,
               Prerefunded 10/01/01 @ 101.00, FGIC                   Aaa/AAA             216,024
                                                                                    ------------

               SPECIAL TAX  10.74%
------------------------------------------------------------------------------------------------
     500,000   Boulder County Sales & Use
               Tax, 5.75%, 12/15/04, FGIC                            Aaa/AAA             541,135
     250,000   Boulder Urban Renewal
               Authority Tax Increment, 6.00%
               03/01/02, Optional 03/01/00
               @ 101.00, MBIA                                        Aaa/AAA             261,855
     250,000   Breckenridge, Summit County
               Excise Tax, 5.20%,
               12/01/01, Optional 12/01/00
               @ 101.00, MBIA                                        Aaa/AAA             259,778
     200,000   Castle Rock, Douglas County
               Sales & Use Tax,
               5.25%, 06/01/06, FSA                                  Aaa/AAA             210,218
               Commerce City, Adams County
               Sales & Use Tax:
     100,000   5.375%, 08/01/07, Optional 08/01/03
               @ 101.00, MBIA                                        Aaa/AAA             104,700
     165,000   5.875%, 08/01/13, Optional 08/01/03
               @ 101.00, MBIA                                        Aaa/AAA             172,791
     250,000   Douglas County Sales & Use Tax,
               5.25%, 10/15/07, Optional
               10/15/06 @ 100.00, MBIA                               Aaa/AAA             261,168
     500,000   Fort Collins, Larimer County
               Sales & Use Tax, 4.90%,
               06/01/01, FGIC                                        Aaa/AAA             511,635
    $150,000   Lafayette,  Boulder County,
               Sales & Use Tax, 6.40%, 11/15/04,
               Prerefunded 11/15/01 @ 100.00,
               AMBAC                                                 Aaa/AAA            $162,387
     250,000   Thornton, Adams County, Colorado
               Sales & Use Tax
               4.75%, 03/01/07, AMBAC**                              Aaa/AAA             251,473
                                                                                    ------------
                                                                                       2,737,140
                                                                                    ------------

               TRANSPORTATION  2.38%
------------------------------------------------------------------------------------------------
               Colorado Springs, El Paso County
               Airport System, Ser 1996A:
     250,000   5.10%, 01/01/10, Optional
               01/01/06 @ 101.00, MBIA                               Aaa/AAA             252,890
     250,000   5.25%, 01/01/17, Optional 01/01/06
               @ 101.00, MBIA                                        Aaa/AAA             250,345
     100,000   Regional Transportation District,
               Rtd Sales Tax, 7.00%, 11/01/98,
               FGIC                                                  Aaa/AAA             102,850
                                                                                    ------------
                                                                                         606,085
                                                                                    ------------

               UTILITY  14.09%
------------------------------------------------------------------------------------------------
     150,000   Berthoud, Larimer & Weld Counties
               Water Enterprise, 5.00%, 10/15/09,
               Optional 10/15/07 @ 100.00, FSA                       Aaa/AAA             151,508
               Boulder, Boulder County
               Water & Sewer:
      75,000   5.75%, 12/01/06, Optional
               12/01/02 @ 100.00                                     Aa/AA                79,024
     500,000   5.50%, 12/01/11, Optional 12/01/06
               @ 100.00                                              Aa/AA               521,265
     250,000   Central Weld County Water
               District, 5.25%, 12/01/05,
               Optional 12/01/03 @ 100.00, MBIA,                     Aaa/AAA             260,442
               Colorado Springs, El Paso
               County Utilities Systems:
     100,000   6.40%, 11/15/02,
               Optional 11/15/01 @ 102.00                            Aa2/AA              109,535
     250,000   5.75%, 11/15/10, Optional
               11/15/06 @ 100.00                                     Aa2/AA              265,635
     250,000   Fort Collins, Larimer County
               Wastewater Utility Enterprise
               Sewer, 5.375%, 12/01/09,
               Optional 12/01/05 @ 100.00, FGIC                      Aaa/AAA             258,622


STATEMENTS OF INVESTMENTS
WESTCORE FUNDS SEMI-ANNUAL REPORT                  NOVEMBER 28, 1997 (UNAUDITED)


WESTCORE COLORADO TAX-EXEMPT FUND
NOVEMBER 28, 1997 (CONTINUED)

                                                                 Bond Rating
Face Amount                                                      Moody's/S&P       Market Value*
-----------                                                      -----------       -------------
    $100,000   Lafayette, Boulder County Sewer,
               4.95%, 09/01/05, FGIC                                 Aaa/AAA            $103,242
               Municipal Subdistrict, Northern Colorado
               Water Conservancy District:
     500,000   5.85%, 12/01/02, AMBAC                                Aaa/AAA             536,680
     250,000   5.25%, 12/01/15, Optional
               12/01/07 @ 100.00, AMBAC                              Aaa/AAA             252,218
               Platte River Power Authority:
     100,000   5.75%, 06/01/04, Optional
               06/01/02 @ 102.00                                     Aa3/A+              106,940
     400,000   5.75%,  06/01/04, MBIA                                Aaa/AAA             429,572
     400,000   Ute Water Conservancy District,
               4.80%, 06/15/02, MBIA                                 Aaa/AAA             408,172
     100,000   Westminster, Adams County, Water &
               Wastewater Utility Enterprise,
               6.25%, 12/01/14, Optional
               12/01/04 @ 100.00, AMBAC                              Aaa/AAA             109,602
                                                                                    ------------
                                                                                       3,592,457
                                                                                    ------------

TOTAL REVENUE BONDS
 (Cost $7,361,856)                                                                     7,619,425
                                                                                    ------------

Shares         MUTUAL FUNDS  2.52%
------------------------------------------------------------------------------
     643,669   DREYFUS MUNICIPAL MONEY MARKET FUND***
                                                                       643,669
                                                                  ------------
TOTAL MUTUAL FUNDS
 (Cost $643,669)                                                       643,669
                                                                  ------------

TOTAL INVESTMENTS
 (Cost $24,405,065)                                 98.97%         $25,227,874
  Other Assets In Excess
   of Liabilities                                   1.03%              261,392
                                                    --------------------------

   NET ASSETS                                       100.00%        $25,489,266
                                                    --------------------------


*See Note 1 of Notes to Financial Statements.
**When-issued security settling 12/18/97.
***$251,089 of this amount is designated to fulfill the Fund's commitment to when-issued securities.

STATEMENTS OF OPERATIONS
WESTCORE FUNDS SEMI-ANNUAL REPORT
SIX MONTHS ENDED NOVEMBER 28, 1997 (UNAUDITED)

                                            Westcore      Westcore    Westcore     Westcore   Westcore      Westcore    Westcore
                                             MIDCO          Blue      Small-Cap     Growth  Intermediate-   Long-Term   Colorado
                                             Growth         Chip     Opportunity  and Income  Term Bond       Bond     Tax-Exempt
                                             Fund           Fund        Fund         Fund       Fund          Fund        Fund
                                           ----------    ----------  ----------   ---------- ----------    ----------  ----------
INVESTMENT INCOME
Dividends                                   $569,091     $537,575    $231,150     $106,022          $0           $0          $0
Interest                                     642,950       54,193      67,484       39,115   1,842,371      615,135     596,592
Other Income                                 167,577          318       5,724          218           0            0           0
---------------------------------------------------------------------------------------------------------------------------------
Total Income                               1,379,618      592,086     304,358      145,355   1,842,371      615,135     596,592
---------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Investment advisory fees                   2,131,144      210,517     213,749       57,893     125,290       40,007      58,726
Administrative fees                          983,605       97,162      64,124       26,720      83,527       26,672      35,236
Transfer agent fees                          174,260       25,860      14,510       29,252      10,820        7,280       3,822
Fund accounting fees and expenses             87,920       15,470      17,720       17,290      16,860       16,380      20,880
Legal                                        130,200       14,168       8,328        4,338      12,786        4,004       5,096
Printing                                      27,300        3,640       2,346        2,730       3,970        1,456       1,092
Registration fees                             21,840       10,920       8,554        7,280       7,280        9,100           0
Audit                                         10,060        5,096       4,550        4,484       5,606        4,368       4,004
Custodian fees and expenses                   24,934        4,186       4,550        4,550       2,730        2,730       2,002
Amortization of organization costs                 0            0       8,832            0           0            0           0
Insurance                                     21,643        2,324         821          854       2,836          854         479
Trustee fees                                  29,120        3,277       1,820        1,091       3,276        1,092       1,092
---------------------------------------------------------------------------------------------------------------------------------
Total expenses before waivers              3,642,026      392,620     349,904      156,482     274,981      113,943     132,429
Expenses waived by:
  Investment advisor                               0      (18,679)    (68,138)     (50,051)    (34,732)     (26,718)    (58,726)
  Co-Administrators                                0       (1,489)     (3,892)      (4,004)     (3,590)      (2,764)    (14,967)
---------------------------------------------------------------------------------------------------------------------------------
Net expenses                               3,642,026      372,452     277,874      102,427     236,659       84,461      58,736
---------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)              (2,262,408)     219,634      26,484       42,928   1,605,712      530,674     537,856
---------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED
GAIN ON INVESTMENTS:
Net realized gain on investment
  transactions                            60,377,534    7,414,487   3,288,447    2,431,104      38,994      272,198       4,423


Unrealized appreciation on investments:
  Beginning of period                    171,123,027   19,775,761   6,366,962    6,214,031     189,705      549,662     412,655
  End of period                          164,161,374   20,552,986   9,847,957    5,885,897   1,360,418    1,526,561     822,809
---------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized
  appreciation                            (6,961,653)     777,225   3,480,995     (328,134)  1,170,713      976,899     410,154
---------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS                       53,415,881    8,191,712   6,769,442    2,102,970   1,209,707    1,249,097     414,577
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                $51,153,473   $8,411,346  $6,795,926   $2,145,898  $2,815,419   $1,779,771    $952,433
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------




                          SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
WESTCORE FUNDS SEMI-ANNUAL REPORT
NOVEMBER 28, 1997 (UNAUDITED)


                                                                      WESTCORE MIDCO GROWTH FUND
                                                             -----------------------------------------
                                                              Six Months Ended             Year Ended
                                                             November 28, 1997            May 30, 1997
FROM INVESTMENT ACTIVITIES                                   -----------------            ------------
Net investment loss                                             ($2,262,408)             ($4,158,191)
Net realized gain                                                60,377,534               86,766,854
Net change in unrealized appreciation                            (6,961,653)             (53,117,323)
------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations             51,153,473               29,491,340
------------------------------------------------------------------------------------------------------
Distributions to shareholders from net realized
  gain on investments                                                     0              (80,255,692)
------------------------------------------------------------------------------------------------------
Change in net assets derived from investment
  activities                                                     51,153,473              (50,764,352)
------------------------------------------------------------------------------------------------------
FROM BENEFICIAL INTEREST TRANSACTIONS
Shares sold                                                     249,947,053              198,972,553
Shares issued in reinvestment of dividends                                0               76,722,845
------------------------------------------------------------------------------------------------------
                                                                249,947,053              275,695,398
Shares redeemed                                                (281,862,674)            (291,413,092)
------------------------------------------------------------------------------------------------------
Change in net assets derived from beneficial
  interest transactions                                         (31,915,621)             (15,717,694)
------------------------------------------------------------------------------------------------------
NET INCREASE(DECREASE) IN NET ASSETS                             19,237,852              (66,482,046)
------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                             590,007,680              656,489,726
------------------------------------------------------------------------------------------------------
End of period (including overdistributed net
  investment income of ($9,551,243) and ($7,288,835),
  respectively)                                                $609,245,532             $590,007,680
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

                                                                       WESTCORE BLUE CHIP FUND
                                                               ---------------------------------------
                                                               Six Months Ended            Year Ended
                                                               November 28, 1997          May 30, 1997
FROM INVESTMENT ACTIVITIES                                     -----------------       ---------------
Net investment income                                              $219,634                 $635,594
Net realized gain on investments                                  7,414,487                9,990,055
Net change in unrealized appreciation                               777,225                2,879,650
------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations              8,411,346               13,505,299
------------------------------------------------------------------------------------------------------
Dividends to shareholders from net investment income               (266,950)                (783,962)
Distributions to shareholders from net realized gain
  on investments                                                          0               (9,187,213)
------------------------------------------------------------------------------------------------------
Change in net assets derived from investment activities           8,144,396                3,534,124
------------------------------------------------------------------------------------------------------
FROM BENEFICIAL INTEREST TRANSACTIONS
Shares sold                                                      10,638,262               20,944,535
Shares issued in reinvestment of dividends                          230,529                8,612,339
------------------------------------------------------------------------------------------------------
                                                                 10,868,791               29,556,874
Shares redeemed                                                 (22,172,742)             (34,926,271)
------------------------------------------------------------------------------------------------------
Change in net assets derived from beneficial
  interest transactions                                         (11,303,951)              (5,369,397)
------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS                                       (3,159,555)              (1,835,273)
NET ASSETS:
Beginning of period                                              66,450,299               68,285,572
------------------------------------------------------------------------------------------------------
End of period (including (over)/undistributed net
  investment income of ($11,270) and $36,046, respectively)     $63,290,744              $66,450,299
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

                          SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET AS SETS
WESTCORE FUNDS SEMI-ANNUAL REPORT
NOVEMBER 28, 1997 (UNAUDITED)

                                                                        WESTCORE SMALL-CAP OPPORTUNITY FUND
                                                                      ---------------------------------------
                                                                         Six Months Ended      Year Ended
                                                                         November 28, 1997    May 30, 1997
                                                                       --------------------  ----------------
FROM INVESTMENT ACTIVITIES
Net investment income                                                         $26,484             $33,682
Net realized gain                                                           3,288,447           4,083,766
Net change in unrealized appreciation                                       3,480,995           1,219,518
-------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                        6,795,926           5,336,966
-------------------------------------------------------------------------------------------------------------
Dividends to shareholders from net investment income                          (33,466)            (25,495)
Distributions to shareholders from net realized gain on investments                 0          (1,366,828)
-------------------------------------------------------------------------------------------------------------
Change in net assets derived from investment activities                     6,762,460           3,944,643
-------------------------------------------------------------------------------------------------------------
FROM BENEFICIAL INTEREST TRANSACTIONS
Shares sold                                                                 6,728,976          14,705,255
Shares issued in reinvestment of dividends                                     23,144           1,029,681
-------------------------------------------------------------------------------------------------------------
                                                                            6,752,120          15,734,936
Shares redeemed                                                            (3,152,680)         (7,668,918)
-------------------------------------------------------------------------------------------------------------
Change in net assets derived from beneficial interest transactions          3,599,440           8,066,018
-------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                                                 10,361,900          12,010,661

NET ASSETS:
Beginning of period                                                        35,961,673          23,951,012
-------------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment income
   of $1,683 and $8,665, respectively)                                    $46,323,573         $35,961,673
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

                                                                           WESTCORE GROWTH AND INCOME FUND
                                                                        -------------------------------------
                                                                          Six Months Ended      Year Ended
                                                                         November 28, 1997     May 30, 1997
                                                                        -------------------  ----------------
FROM INVESTMENT ACTIVITIES
Net investment income                                                         $42,928            $167,310
Net realized gain                                                            2,431,104           2,659,580
Net change in unrealized appreciation                                        (328,134)          1,076,748
-------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                        2,145,898           3,903,638
-------------------------------------------------------------------------------------------------------------
Dividends to shareholders from net investment income                          (48,444)           (205,251)
Distributions to shareholders from net realized gain on investments                 0          (2,273,847)
-------------------------------------------------------------------------------------------------------------
Change in net assets derived from investment activities                     2,097,454           1,427,540
-------------------------------------------------------------------------------------------------------------
FROM BENEFICIAL INTEREST TRANSACTIONS
Shares sold                                                                 1,678,425           5,355,720
Shares issued in reinvestment of dividends                                     40,910           2,141,808
-------------------------------------------------------------------------------------------------------------
                                                                            1,719,335           7,497,528
Shares redeemed                                                            (7,430,300)        (13,587,574)
-------------------------------------------------------------------------------------------------------------
Change in net assets derived from beneficial interest transactions         (5,710,965)         (6,090,046)
-------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS                                                 (3,613,511)         (4,662,506)

NET ASSETS:
Beginning of period                                                        20,724,897          25,387,403
-------------------------------------------------------------------------------------------------------------
End of period (including overdistributed net investment income
   of ($184,413) and ($178,897), respectively)                            $17,111,386         $20,724,897
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

                          SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
WESTCORE FUNDS SEMI-ANNUAL REPORT
NOVEMBER 28, 1997 (UNAUDITED)

                                                                                               WESTCORE INTERMEDIATE-TERM BOND FUND
                                                                                               ------------------------------------
                                                                                                Six Months Ended        Year Ended
                                                                                               November 28, 1997       May 30, 1997
                                                                                               -----------------       ------------
FROM INVESTMENT ACTIVITIES
Net investment income                                                                               $1,605,712          $4,242,270
Net realized gain                                                                                       38,994              18,937
Net change in unrealized appreciation (depreciation)                                                 1,170,713           1,120,533
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                                 2,815,419           5,381,740
-----------------------------------------------------------------------------------------------------------------------------------
Dividends to shareholders from net investment income                                                (1,606,039)         (4,283,756)
-----------------------------------------------------------------------------------------------------------------------------------
Change in net assets derived from investment activities                                              1,209,380           1,097,984
-----------------------------------------------------------------------------------------------------------------------------------
FROM BENEFICIAL INTEREST TRANSACTIONS
Shares sold                                                                                          6,660,367          17,545,780
Shares issued in reinvestment of dividends                                                           1,320,532           3,461,645
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     7,980,899          21,007,425
Shares redeemed                                                                                    (20,098,597)        (41,975,506)
-----------------------------------------------------------------------------------------------------------------------------------
Change in net assets derived from beneficial interest transactions                                 (12,117,698)        (20,968,081)
-----------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS                                                                         (10,908,318)        (19,870,097)

NET ASSETS:
Beginning of period                                                                                 63,168,539          83,038,636
-----------------------------------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment income of
   $43,467 and $43,794, respectively)                                                              $52,260,221         $63,168,539
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                    WESTCORE LONG-TERM BOND FUND
                                                                                                 ----------------------------------
                                                                                                 Six Months Ended       Year Ended
                                                                                                 November 28, 1997     May 30, 1997
                                                                                                 -----------------     ------------
FROM INVESTMENT ACTIVITIES
Net investment income                                                                                 $530,674          $1,485,141
Net realized gain                                                                                      272,198             250,648
Net change in unrealized appreciation                                                                  976,899             422,206
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                                 1,779,771           2,157,995
-----------------------------------------------------------------------------------------------------------------------------------
Dividends to shareholders from net investment income                                                  (534,526)         (1,495,971)
Distributions to shareholders from net realized gain on investments                                          0            (397,663)
-----------------------------------------------------------------------------------------------------------------------------------
Change in net assets derived from investment activities                                              1,245,245             264,361
-----------------------------------------------------------------------------------------------------------------------------------
FROM BENEFICIAL INTEREST TRANSACTIONS
Shares sold                                                                                            650,155           3,753,882
Shares issued in reinvestment of dividends                                                             497,553           1,747,726
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1,147,708           5,501,608
Shares redeemed                                                                                     (5,703,463)        (10,675,976)
-----------------------------------------------------------------------------------------------------------------------------------
Change in net assets derived from beneficial interest transactions                                  (4,555,755)         (5,174,368)
-----------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS                                                                          (3,310,510)         (4,910,007)
NET ASSETS:
Beginning of period                                                                                 20,160,252          25,070,259
-----------------------------------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment income of $14,669
   and $18,521, respectively)                                                                      $16,849,742         $20,160,252
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

                          SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
WESTCORE FUNDS SEMI-ANNUAL REPORT
NOVEMBER 28, 1997 (UNAUDITED)

                                                                                                   WESTCORE COLORADO TAX-EXEMPT FUND
                                                                                                  ----------------------------------
                                                                                                  Six Months Ended       Year Ended
                                                                                                  November 28, 1997     May 30, 1997
                                                                                                  -----------------    -------------
FROM INVESTMENT ACTIVITIES
Net investment income                                                                                 $537,856            $846,432
Net realized gain (loss)                                                                                 4,423             (21,758)
Net change in unrealized appreciation                                                                  410,154             256,969
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                                   952,433           1,081,643
------------------------------------------------------------------------------------------------------------------------------------
Dividends to shareholders from net investment income                                                  (538,836)           (842,088)
------------------------------------------------------------------------------------------------------------------------------------
Change in net assets derived from investment activities                                                413,597             239,555
------------------------------------------------------------------------------------------------------------------------------------
FROM BENEFICIAL INTEREST TRANSACTIONS
Shares sold                                                                                          4,821,603           8,514,677
Shares issued in reinvestment of dividends                                                             398,581             613,448
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     5,220,184           9,128,125
Shares redeemed                                                                                     (1,492,174)         (1,941,761)
------------------------------------------------------------------------------------------------------------------------------------
Change in net assets derived from beneficial interest transactions                                   3,728,010           7,186,364
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                                                                           4,141,607           7,425,919
NET ASSETS:
Beginning of period                                                                                 21,347,659          13,921,740
------------------------------------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment income
  of $15,089 and $16,069, respectively)                                                            $25,489,266         $21,347,659
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------


                          SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS
WESTCORE FUNDS SEMI-ANNUAL REPORT
NOVEMBER 28, 1997 (UNAUDITED)

Selected per-share data for a share of beneficial interest outstanding throughout the periods indicated:

                                                             WESTCORE MIDCO GROWTH FUND
                                                             --------------------------
                                                                Institutional Shares
                                                             --------------------------
                                                                   Six Months Ended
                                                                     November 28,
                                                             --------------------------
                                                                         1997
                                                             --------------------------
Net asset value - beginning of period                                   $20.92
---------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)                                             (0.10)
Net realized and unrealized gain (loss) on investments                    1.94
---------------------------------------------------------------------------------------
Total income (loss) from investment operations                            1.84
---------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS

Distributions from net realized gain on investments                       0.00
Return of Capital                                                         0.00
---------------------------------------------------------------------------------------
Total distributions and return of capital to shareholders                 0.00

Net asset value - end of period                                         $22.76
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Total return                                                              8.80%
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)                                $609,246
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                   1.11%
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets              (0.69%)
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Ratio of expenses to average net assets without fee waivers               1.11%
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets
    without fee waivers                                                  (0.69%)
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Portfolio turnover rate (1)                                              32.23%
---------------------------------------------------------------------------------------
Average commission rate (2)                                               $.0485
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

                                                                             WESTCORE MIDCO GROWTH FUND
                                                              -----------------------------------------------------------
                                                                                Institutional Shares
                                                              -----------------------------------------------------------
                                                                                    Period Ended
                                                                                       May 31,
                                                              ------------------------------------------------------------
                                                               1997         1996         1995         1994         1993
                                                             --------     --------     --------     --------     ---------
Net asset value - beginning of period                         $22.90       $17.12       $16.09       $15.79       $14.38
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)                                   (0.15)       (0.08)        0.00         0.00         0.04
Net realized and unrealized gain (loss) on investments          1.19         6.58         1.56         1.34         2.48
--------------------------------------------------------------------------------------------------------------------------
Total income (loss) from investment operations                  1.04         6.50         1.56         1.34         2.52
--------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS

Distributions from net realized gain on investments            (3.02)       (0.72)       (0.53)       (1.03)       (1.11)
Return of Capital                                              (0.00)       (0.00)       (0.00)       (0.01)       (0.00)
--------------------------------------------------------------------------------------------------------------------------
Total distributions and return of capital to shareholders      (3.02)       (0.72)       (0.53)       (1.04)       (1.11)

Net asset value - end of period                               $20.92       $22.90       $17.12       $16.09       $15.79
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

Total return                                                    5.27%       38.62%       10.05%        8.37%       18.04%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)                       $590,008     $656,490     $401,760     $335,453     $231,595
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                         1.14%        1.08%        0.94%        0.84%        0.83%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets    (0.70%)      (0.42%)      (0.03%)      (0.09%)       0.04%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets without fee waivers     1.14%        1.10%        0.96%        0.87%        0.85%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets
    without fee waivers                                        (0.71%)      (0.44%)      (0.05%)      (0.12%)       0.02%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (1)                                    60.78%       62.83%       50.19%       52.05%       56.23%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Average commission rate (2)                                     $.0466          -            -            -            -
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

                                                                    WESTCORE MIDCO GROWTH FUND
                                                             -----------------------------------------
                                                                         Retail Shares
                                                             -----------------------------------------
                                                                          Period Ended
                                                                             May 31
                                                             -----------------------------------------
                                                                 1996**         1995          1994*
                                                             -----------    -----------     ----------
Net asset value - beginning of period                            $17.10       $16.10       $17.33
------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)                                      (0.01)       (0.03)       (0.01)
Net realized and unrealized gain (loss) on investments             3.12         1.56        (0.19)
------------------------------------------------------------------------------------------------------
Total income (loss) from investment operations                     3.11         1.53        (0.20)
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS

Distributions from net realized gain on investments               (0.00)       (0.53)       (1.02)
Return of Capital                                                 (0.00)       (0.00)       (0.01)
------------------------------------------------------------------------------------------------------
Total distributions and return of capital to shareholders         (0.00)       (0.53)       (1.03)
Net asset value - end of period                                  $20.21       $17.10       $16.10
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

Total return                                                      18.19%        9.78%       (1.88%)(3)
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                          $30,827      $25,677       $16,309
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                            1.16%(3)       1.19%       1.10%(3)
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets       (0.24%)(3)     (0.28%)    (0.37%)(3)
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets without fee waivers        1.17%(3)       1.21%      1.13%(3)
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets
    without fee waivers                                           (0.26%)(3)     (0.30%)    (0.40%)(3)
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Portfolio turnover rate (1)                                       62.83%         50.19%     52.05%
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Average commission rate (2)                                            -              -          -
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the six months ended November 28, 1997 were $198,999,437 and $213,039,219, respectively.
(2) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged.
(3)  Annualized.
*    For the period October 11, 1993 (inception of offering) to May 31, 1994.
**   For the period June 1, 1995 to September 29, 1995.


                          SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS
WESTCORE FUNDS SEMI-ANNUAL REPORT
NOVEMBER 28, 1997 (UNAUDITED)

Selected per-share data or a share of beneficial interest outstanding throughout the periods indicated:

                                                                                          WESTCORE BLUE CHIP FUND
                                                              ----------------------------------------------------------------------
                                                              Six Months
                                                                 Ended                           Year Ended
                                                              November 28,                         May 31,
                                                              ------------ ---------------------------------------------------------
                                                                  1997        1997        1996        1995        1994        1993
                                                              ------------ ----------  ----------  ----------  ----------  ---------
Net asset value - beginning of period                           $18.15      $17.41      $14.70      $12.70      $13.87      $13.35
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                             0.07        0.19        0.25        0.23        0.40        0.34
Net realized and unrealized gain on investments                   2.41        3.65        4.03        2.12        0.04        1.13
------------------------------------------------------------------------------------------------------------------------------------
Total income from investment operations                           2.48        3.84        4.28        2.35        0.44        1.47
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income                             (0.08)      (0.22)      (0.27)      (0.16)      (0.43)      (0.21)
Distributions from net realized gain on investments               0.00       (2.88)      (1.30)      (0.19)      (1.18)      (0.74)
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders                (0.08)      (3.10)      (1.57)      (0.35)      (1.61)      (0.95)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value - end of period                                 $20.55      $18.15      $17.41      $14.70      $12.70      $13.87
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Total return                                                    13.68%      24.28%      30.48%      19.03%       3.12%      11.62%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)                        $63,291     $66,450     $68,286     $52,545     $36,674     $28,176
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                          1.15%       1.15%       1.10%       1.01%       1.06%       0.99%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets             0.68%       1.02%       1.52%       1.78%       2.30%       2.37%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets without fee waivers      1.21%       1.21%       1.25%       1.06%       1.09%       1.02%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets
   without fee waivers                                           0.62%       0.97%       1.38%       1.73%       2.27%       2.34%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (1)                                     17.20%      43.47%      65.11%      61.72%      41.32%      85.53%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Average commission rate (2)                                     $.0495      $.0498           -           -           -           -
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the six months ended November 28, 1997 were $10,681,359 and $20,160,355, respectively.
(2) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged.

                       SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS
WESTCORE FUNDS SEMI-ANNUAL REPORT
NOVEMBER 28, 1997 (UNAUDITED)

Selected per-share data for a share of beneficial interest outstanding throughout the periods indicated:


                                                                               WESTCORE SMALL-CAP OPPORTUNITY FUND
                                                            -------------------------------------------------------------------
                                                                                     Institutional Shares
                                                            -------------------------------------------------------------------
                                                            Six Months Ended                     Period Ended
                                                              November 28,                          May 31,
                                                            ----------------  -------------------------------------------------
                                                                  1997           1997         1996         1995        1994*
                                                            ----------------  ----------   ----------   ----------  -----------
Net asset value - beginning of period                           $23.87         $21.35       $15.95       $14.97     $15.00
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                             0.02           0.03         0.04         0.09       0.05
Net realized and unrealized gain (loss) on investments            4.41           3.37         5.86         1.11      (0.05)
-------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from investment operations                    4.43           3.40         5.90         1.20       0.00
-------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income                             (0.02)         (0.02)       (0.06)       (0.10)     (0.03)
Distributions from net realized gain on investments               0.00          (0.86)       (0.44)       (0.12)      0.00
-------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders                (0.02)         (0.88)       (0.50)       (0.22)     (0.03)
-------------------------------------------------------------------------------------------------------------------------------

Net asset value - end of period                                 $28.28         $23.87       $21.35       $15.95     $14.97
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Total return                                                     18.57%         16.28%       37.49%        8.15%     (0.07%)(3)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                         $46,324        $35,962      $23,951       $9,703     $2,159
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                           1.30%          1.30%        1.30%        1.27%      1.38%(3)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets              0.12%          0.11%        0.24%        0.61%      1.00%(3)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets without fee waivers       1.63%          1.69%        2.20%        2.77%      6.56%(3)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets
   without fee waivers                                           (0.20%)        (0.28%)      (0.67%)      (0.89)%    (4.18%)(3)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (1)                                      40.85%         77.73%       47.83%       59.17%     64.31%(3)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Average commission rate (2)                                      $.0476         $.0480            -            -          -
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

                                                                WESTCORE SMALL-CAP OPPORTUNITY FUND
                                                            ------------------------------------------
                                                                          Retail Shares
                                                            ------------------------------------------
                                                                          Period Ended
                                                                            May 31,
                                                            ------------------------------------------
                                                               1996**          1995          1994*
                                                            ------------  -------------   ------------
Net asset value - beginning of period                         $15.95         $14.96         $15.00
------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                           0.01           0.06           0.03
Net realized and unrealized gain (loss) on investments          2.25           1.11          (0.04)
------------------------------------------------------------------------------------------------------
Total income (loss) from investment operations                  2.26           1.17          (0.01)
------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income                           (0.02)         (0.06)         (0.03)
Distributions from net realized gain on investments             0.00          (0.12)          0.00
------------------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders              (0.02)         (0.18)         (0.03)
------------------------------------------------------------------------------------------------------

Net asset value - end of period                               $18.19         $15.95         $14.96
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Total return                                                   14.14%          7.96%         (0.22%)(3)
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $1,072           $934           $497
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                         1.48%(3)       1.51%          1.63%(3)
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets            0.16%(3)       0.37%          0.64%(3)
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets without fee waivers     2.53%(3)       3.10%          6.81%(3)
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets
   without fee waivers                                         (0.89%)(3)     (1.22%)        (4.54%)(3)
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Portfolio turnover rate (1)                                    47.83%         59.17%         64.31%(3)
----------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Average commission rate (2)                                         -              -              -
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the six months ended November 28, 1997 were $20,202,034 and $16,310,310, respectively.
(2) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged.
(3)  Annualized
* For the period December 28, 1993 (inception of offering) to May 31, 1994. ** For the period June 1, 1995 to September 29, 1995.

                         SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS
WESTCORE FUNDS SEMI-ANNUAL REPORT
NOVEMBER 28, 1997 (UNAUDITED)

Selected per-share data for a share of beneficial interest outstanding throughout the periods indicated:

                                                                           WESTCORE GROWTH AND INCOME FUND
                                                            ----------------------------------------------------------------
                                                                                  Institutional Shares
                                                            ----------------------------------------------------------------
                                                                 Six Months                         Year
                                                            Ended November 28,                  Ended May 31,
                                                            -----------------   --------------------------------------------
                                                                    1997         1997     1996     1995     1994      1993
                                                            ------------------  -------  -------  -------  -------  --------
Net asset value - beginning of period:                             $13.03       $12.32   $10.50   $10.62   $11.51   $10.99
----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                                0.00         0.07     0.15     0.20     0.51     0.32
Net realized and unrealized gain (loss) on investments               1.57         2.19     2.57     0.15    (0.30)    0.68
----------------------------------------------------------------------------------------------------------------------------
Total income (loss) from investment operations                       1.57         2.26     2.72     0.35     0.21     1.00
----------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income                                (0.04)       (0.11)   (0.24)   (0.21)   (0.54)   (0.20)

Distributions from net realized gain on investments                  0.00        (1.44)   (0.66)   (0.26)   (0.56)   (0.28)
----------------------------------------------------------------------------------------------------------------------------

Total dividends and distributions to shareholders                   (0.04)       (1.55)   (0.90)   (0.47)   (1.10)   (0.48)
----------------------------------------------------------------------------------------------------------------------------
Net asset value - end of period                                    $14.56       $13.03   $12.32   $10.50   $10.62   $11.51
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

Total return                                                        12.06%       19.71%   27.25%    3.73%    1.71%    9.41%
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                            $17,111      $20,725  $25,387  $27,029  $42,644  $35,791
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                              1.15%        1.15%    1.22%    1.17%    1.03%    0.99%
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets                 0.48%        0.75%    1.34%    2.09%    4.45%    2.75%
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets without fee waivers          1.76%        1.56%    1.51%    1.22%    1.06%    1.03%
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets
   without fee waivers                                              (0.13%)       0.33%    1.05%    2.04%    4.42%    2.71%
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (1)                                         17.79%       39.80%   88.31%   81.14%   53.86%   61.24%
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Average commission rate (2)                                         $.0496       $.0491       -        -        -        -
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

                                                                   WESTCORE GROWTH AND INCOME FUND
                                                              --------------------------------------------
                                                                             Retail Shares
                                                              --------------------------------------------
                                                                             Period Ended
                                                                                May 31,
                                                              --------------------------------------------
                                                                  1996**          1995            1994*
                                                              -------------  -------------    ------------
Net asset value - beginning of period:                           $10.51         $10.63         $11.65
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                              0.05           0.19           0.15
Net realized and unrealized gain (loss) on investments             0.72           0.14          (0.45)
----------------------------------------------------------------------------------------------------------
Total income (loss) from investment operations                     0.77           0.33          (0.30)
----------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income                              (0.06)         (0.19)         (0.16)

Distributions from net realized gain on investments                0.00          (0.26)         (0.56)
----------------------------------------------------------------------------------------------------------

Total dividends and distributions to shareholders                 (0.06)         (0.45)         (0.72)
----------------------------------------------------------------------------------------------------------
Net asset value - end of period                                  $11.22         $10.51         $10.63
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

Total return                                                       7.35%          3.48%         (4.20%)(3)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)                           $3,921         $3,871         $4,026
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                            1.58%(3)       1.41%          1.25%(3)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets               1.40%(3)       1.86%          2.12%(3)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets without fee waivers        1.61%(3)       1.47%          1.27%(3)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets
   without fee waivers                                             1.37%(3)       1.80%          2.09%(3)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate (1)                                       88.31%         81.14%         53.86%
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Average commission rate (2)                                            -              -              -
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------


(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the six months ended November 28, 1997 were $3,068,225 and $5,623,444, respectively.
(2) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged.
(3)  Annualized
*  For the period October 11, 1993 (inception of offering) to May 31, 1994.
** For the period June 1, 1995 to September 29, 1995.


                     SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS
WESTCORE FUNDS SEMI-ANNUAL REPORT
NOVEMBER 28, 1997 (UNAUDITED)



Selected per-share data for a share of beneficial interest outstanding throughout the periods indicated:


                                                                      WESTCORE INTERMEDIATE-TERM BOND FUND
                                                        --------------------------------------------------------------
                                                                               Institutional Shares
                                                        --------------------------------------------------------------
                                                             Six Months                          Year
                                                        Ended November 28,                    Ended May 31,
                                                        -----------------   ------------------------------------------
                                                                1997         1997     1996     1995     1994     1993
                                                        -----------------   ------   ------   ------   ------   ------
Net asset value - beginning of period                          $10.23       $10.10   $10.27   $10.02   $10.70   $10.14
-----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                            0.31         0.60     0.60     0.58     0.55     0.67
Net realized and unrealized gain (loss) on investments           0.21         0.13    (0.17)    0.27    (0.52)    0.53
-----------------------------------------------------------------------------------------------------------------------
Total income (loss) from investment operations                   0.52         0.73     0.43     0.85     0.03     1.20
-----------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income                            (0.30)       (0.60)   (0.60)   (0.60)   (0.53)   (0.64)
Distributions from net realized gain on investments              0.00         0.00     0.00     0.00    (0.18)    0.00
-----------------------------------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders               (0.30)       (0.60)   (0.60)   (0.60)   (0.71)   (0.64)
-----------------------------------------------------------------------------------------------------------------------

Net asset value - end of period                                $10.45       $10.23   $10.10   $10.27   $10.02   $10.70
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Total return                                                     5.16%        7.43%    4.26%    8.93%    0.10%   12.16%
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $52,260      $63,169  $83,039  $97,619  $88,965  $99,469
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                          0.85%        0.85%    0.81%    0.77%    0.68%    0.65%
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets             5.78%        5.81%    5.78%    5.86%    5.03%    6.37%
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
      without fee waivers                                        0.99%        0.97%    0.92%    0.80%    0.70%    0.67%
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets
     without fee waivers                                         5.64%        5.68%    5.67%    5.83%    5.00%    6.35%
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (1)                                      5.99%       27.47%   71.97%   60.86%   65.04%   87.17%
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

                                                              WESTCORE INTERMEDIATE-TERM BOND FUND
                                                            ---------------------------------------
                                                                          Retail Shares
                                                            ---------------------------------------
                                                                          Period Ended
                                                                             May 31,
                                                            ---------------------------------------
                                                               1996**          1995          1994*
                                                            ----------      ---------      --------
Net asset value - beginning of period                         $10.27         $10.03         $10.97
---------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                           0.20           0.56           0.34
Net realized and unrealized gain (loss) on investments          0.04           0.26          (0.77)
---------------------------------------------------------------------------------------------------
Total income (loss) from investment operations                  0.24           0.82          (0.43)
---------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income                           (0.21)         (0.58)         (0.33)
Distributions from net realized gain on investments             0.00           0.00          (0.18)
---------------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders              (0.21)         (0.58)         (0.51)
---------------------------------------------------------------------------------------------------

Net asset value - end of period                               $10.30         $10.27         $10.03
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------

Total return                                                    2.34%          8.53%      (6.33%)(2)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $2,781         $2,571       $1,941
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                         0.95%(2)       0.99%       0.95%(2)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets            5.74%(2)       5.64%       4.65%(2)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
      without fee waivers                                       0.97%(2)       1.02%       0.97%(2)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets
     without fee waivers                                        5.72%(2)       5.61%       4.63%(2)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Portfolio turnover rate (1)                                    71.97%         60.86%        65.04%
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------


(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the six months ended November 28, 1997 were $3,195,873 and $14,623,505, respectively.
(2) Annualized
*  For the period October 11, 1993 (inception of offering) to May 31, 1994.
** For the period June 1, 1995 to September 29, 1995.


                         SEE NOTES TO FINANCIAL STATEMENTS


---------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                             WESTCORE FUNDS SEMI-ANNUAL REPORT                NOVEMBER 28, 1997 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------------


 Selected per-share data for a share of beneficial interest
 outstanding throughout the periods indicated:
                                                                               WESTCORE LONG-TERM BOND FUND
                                                            -----------------------------------------------------------------

                                                                 Six Months                         Year
                                                            Ended November 28,                 Ended May 31,
                                                            ------------------  ---------------------------------------------
                                                                   1997          1997     1996      1995      1994      1993
                                                            ------------------  ------   ------    ------    ------    ------
 Net asset value - beginning of period                            $9.67         $9.59    $9.87     $9.22    $11.25    $10.60
---------------------------------------------------------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                             0.31          0.62     0.61      0.59      0.62      0.77
 Net realized and unrealized gain (loss) on investments            0.69          0.26    (0.27)     0.66     (0.51)     0.99
---------------------------------------------------------------------------------------------------------------------------------
 Total income from investment operations                           1.00          0.88     0.34      1.25      0.11      1.76
---------------------------------------------------------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
 Dividends from net investment income                             (0.30)        (0.63)   (0.62)    (0.60)    (0.62)    (0.78)
 Distributions from net realized gain on investments               0.00         (0.17)    0.00      0.00     (1.52)    (0.33)
---------------------------------------------------------------------------------------------------------------------------------
 Total dividends and distributions to shareholders                (0.30)        (0.80)   (0.62)    (0.60)    (2.14)    (1.11)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value - end of period                                 $10.37         $9.67    $9.59     $9.87     $9.22    $11.25
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

 Total return                                                    10.52%         9.40%    3.41%    14.37%     (.25%)   17.40%
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000 omitted)                        $16,850       $20,160  $25,070   $33,440   $26,962   $26,281
---------------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets                          0.95%         0.95%    0.90%     0.94%     0.89%     0.77%
---------------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income to average net assets             5.98%         6.37%    6.07%     6.54%     5.74%     6.63%
---------------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets without fee waivers      1.28%         1.15%    1.07%     0.99%     0.92%     0.80%

---------------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income to average net assets without
  fee waivers                                                     5.65%         6.18%    5.90%     6.49%     5.71%     6.60%
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate (1)                                      3.82%        27.76%   33.10%    25.09%    52.82%    79.16%
---------------------------------------------------------------------------------------------------------------------------------




(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the six months ended November 28, 1997 were $657,078 and $5,293,776, respectively.

                          SEE NOTES TO FINANCIAL STATEMENTS


---------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                             WESTCORE FUNDS SEMI-ANNUAL REPORT                NOVEMBER 28, 1997 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------------


 Selected per-share data for a share of beneficial interest
 outstanding throughout the periods indicated:
                                                                              WESTCORE COLORADO TAX-EXEMPT FUND
                                                            -----------------------------------------------------------------

                                                                 Six Months                         Year
                                                            Ended November 28,                 Ended May 31,
                                                            ------------------  ---------------------------------------------
                                                                   1997          1997     1996      1995      1994      1993
                                                            ------------------  ------   ------    ------    ------    ------

 Net asset value - beginning of period                           $10.78        $10.61   $10.70    $10.52    $10.71    $10.25
---------------------------------------------------------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                             0.25          0.50     0.52      0.52      0.53      0.57
 Net realized and unrealized gain (loss) on investments            0.20          0.17    (0.10)     0.20     (0.19)     0.46
---------------------------------------------------------------------------------------------------------------------------------
 Total income from investment operations                           0.45          0.67     0.42      0.72      0.34      1.03
---------------------------------------------------------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
 Dividends from net investment income                             (0.25)        (0.50)   (0.51)    (0.54)    (0.53)    (0.57)
 Distributions from net realized gain on investments               0.00          0.00     0.00      0.00      0.00      0.00
---------------------------------------------------------------------------------------------------------------------------------
 Total dividends and distributions to shareholders                (0.25)        (0.50)   (0.51)    (0.54)    (0.53)    (0.57)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value - end of period                                 $10.98        $10.78   $10.61    $10.70    $10.52    $10.71
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
 Total return                                                     4.19%         6.46%    3.97%     7.16%     3.22%    10.27%
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

 RATIOS/SUPPLEMENTAL DATA:

 Net assets, end of period (000 omitted)                        $25,489       $21,348  $13,922   $10,792   $10,553    $7,326
---------------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets                          0.50%         0.50%    0.44%     0.42%     0.27%     0.22%
---------------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income to average net assets             4.57%         4.73%    4.87%     5.03%     4.98%     5.45%
---------------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets without fee waivers      1.12%         1.21%    1.43%     1.62%     1.59%     1.88%
---------------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income to average net assets without
  fee waivers                                                     3.94%         4.02%    3.88%     3.83%     3.65%     3.79%
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate (1)                                     11.98%        30.78%   10.23%     3.15%     9.76%     1.82%
---------------------------------------------------------------------------------------------------------------------------------


(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the six months ended November 28, 1997 were $6,434,464 and $2,748,931, respectively.


                          SEE NOTES TO FINANCIAL STATEMENTS


---------------------------------------------------------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS          WESTCORE FUNDS SEMI-ANNUAL REPORT                     NOVEMBER 28, 1997 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
     Westcore Trust ("the Trust") is registered under the Investment Company Act of 1940, as amended, as an open-ended management investment company.  Interests in the Westcore MIDCO Growth, Westcore Blue Chip, Westcore Small-Cap Opportunity, Westcore Growth and
Income, Westcore Intermediate-Term Bond, Westcore Long-Term Bond and Westcore Colorado Tax-Exempt Funds ("the Funds") are
represented by separate classes of beneficial interest of the Trust, which is organized as a Massachusetts business trust.  The
Funds, for book and tax purposes, have a fiscal year of May 31.  From October 11, 1993 to September 30, 1995, Westcore MIDCO Growth,
Westcore Small-Cap Opportunity, Westcore Growth and Income and Westcore Intermediate-Term Bond Funds offered Institutional and
Retail classes of shares with a front-end load and their own distribution/administrative service plan.  On October 1, 1995 the
Retail class was merged into the Institutional class at the respective net asset value per share.  The distribution/administrative service plan on the Retail class was discontinued.  The front-end sales load on all the Funds was also discontinued.

     The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The  policies are in conformity with generally accepted accounting principles.

     USE OF ESTIMATES - The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  The actual results could differ from those estimates.

     INVESTMENT VALUATION - Securities of the Funds are valued as of the close of regular trading on the New York Stock Exchange, currently 4:00 p.m. (Eastern time) on each trading day.  Listed and unlisted securities for which such information is regularly reported are valued at the last sales price of the day or, in the absence of sales, at values based on the average closing bid and asked price.  Securities for which market quotations are not readily available are valued under procedures established by the Board of Trustees to determine fair value in good faith.  Short-term securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

     FEDERAL INCOME TAXES-   It is the Funds' policy to continue to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders.  Therefore, no federal income tax provision is required.  At November 28, 1997 the Westcore Intermediate-Term Bond and Westcore Colorado Tax-Exempt Funds
had available for federal income tax purposes unused capital loss carryovers of approximately $1,751,000 and $23,000, respectively, which will expire through 2005.  During the six months ended November 28, 1997, approximately $39,000 and $6,000 of capital loss carryovers were utilized from the Westcore Intermediate-Term Bond and Westcore Colorado Tax-Exempt Funds, respectively.

     During the six months ended November 28, 1997 the Westcore MIDCO Growth Fund and Westcore Growth and Income Fund had
redemption-in-kind transactions in the amount of $40,663,558 and $4,678,687, respectively, based on the fair value of the individual securities within the portfolios.  These transactions realized a gain of $13,026,054 and $1,655,091, respectively, which will be recognized as a permanent difference for tax purposes.

     DISTRIBUTIONS -   Distributions of net investment income are distributed annually for the Westcore MIDCO Growth Fund, quarterly for the Westcore Blue Chip, Westcore Small-Cap Opportunity and Westcore Growth and Income Funds and monthly for the Westcore
Intermediate-Term Bond, Westcore Long-Term Bond and Westcore Colorado Tax-Exempt Funds.  Distributions of net realized gains, if any, are declared at least once each year.  Distributions to shareholders are recorded on the ex-dividend date.

     ORGANIZATION COSTS -   Costs incurred in connection with the organization, initial registration and public offering of shares have been paid by the Funds.  These costs are being amortized over the period of benefit, but not to exceed sixty (60) months, from the Funds' commencement of operations.

     SECURITIES LENDING -   The Westcore MIDCO Growth, Westcore Blue Chip, Westcore Small-Cap Opportunity and Westcore Growth and
Income Funds loaned securities to certain brokers who paid the Funds negotiated lenders' fees.  These fees, net of associated costs, are included in other income.  The Funds receive U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan.  This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan.  As of November
28, 1997, the value of the securities loaned of the Westcore MIDCO Growth, Westcore Blue Chip, Westcore Small-Cap Opportunity and
Westcore Growth and Income Funds amount to $58,460,600, $0, $786,000 and $0, respectively.  The value of collateral of the Westcore
MIDCO Growth, Westcore Blue Chip, Westcore Small-Cap Opportunity and Westcore Growth and Income Funds amounted to $59,066,210,
6,146,792,699, and $0, respectively.

     ALLOCATION OF INCOME, EXPENSES AND GAINS AND LOSSES -  Trust expenses, which are not series specific, are allocated to each series based upon their relative proportion of net assets and/or open accounts represented by each series.  From October 11, 1993 to
September 30, 1995 the Westcore MIDCO Growth, Westcore Small-Cap Opportunity, Westcore Growth and Income and Westcore
Intermediate-Term Bond Funds allocated income, expenses (other than the class specific expenses) and gains and losses daily to each class of shares based upon their relative proportion of net assets represented by each class.  Operating expenses directly attributable to a specific class were charged against the operations of that class.

     OTHER -  Investment transactions are accounted for on the date the investments are purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Interest income, which includes amortization of premiums and accretion of discounts, is accrued and recorded daily.  Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis which is the same basis the Funds use for federal income tax purposes.


---------------------------------------------------------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS              WESTCORE FUNDS SEMI-ANNUAL REPORT                    NOVEMBER 28, 1997 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

     On November 28, 1997, there was an unlimited number of no par value shares of beneficial interest authorized for each fund.  Transactions in shares of beneficial interest were as follows:

                                                         WESTCORE MIDCO GROWTH FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                       Six Months Ended          Year Ended
                                                       November 28, 1997        May 30, 1997
                                                    ----------------------   ------------------
 Shares sold                                           10,666,338                 9,603,541
 Shares issued in reinvestment of dividends                     0                 3,872,935
---------------------------------------------------------------------------------------------------------------------------------
 Total                                                 10,666,338                13,476,476
 Shares redeemed                                      (12,097,944)              (13,940,907)
---------------------------------------------------------------------------------------------------------------------------------
 Net decrease in shares                                (1,431,606)                 (464,431)
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------


                                                             WESTCORE BLUE CHIP FUND
                                                      Six Months Ended          Year Ended
                                                      November 28, 1997        May 30, 1997
                                                    ---------------------    ----------------

 Shares sold                                              536,376                 1,224,040
 Shares issued in reinvestment of dividends                11,800                   529,150
---------------------------------------------------------------------------------------------------------------------------------
 Total                                                    548,176                 1,753,190
 Shares redeemed                                       (1,129,360)               (2,013,538)
---------------------------------------------------------------------------------------------------------------------------------
 Net decrease in shares                                  (581,184)                 (260,348)
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------



                                                               WESTCORE SMALL-CAP
                                                                OPPORTUNITY FUND
                                                      Six Months Ended          Year Ended
                                                      November 28, 1997        May 30, 1997
                                                    ---------------------    ----------------


 Shares sold                                              247,068                   678,008
 Shares issued in reinvestment of dividends                   872                    46,681
---------------------------------------------------------------------------------------------------------------------------------
 Total                                                    247,940                   724,689
 Shares redeemed                                         (116,639)                 (339,754)
---------------------------------------------------------------------------------------------------------------------------------
 Net increase in shares                                   131,301                   384,935
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                      WESTCORE FUNDS SEMI-ANNUAL REPORT            NOVEMBER 28, 1997 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST (CONTINUED)


                                                          WESTCORE GROWTH AND INCOME FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                       Six Months Ended          Year Ended
                                                       November 28, 1997        May 30, 1997
                                                    ----------------------   ------------------


 Shares sold                                              114,854                   427,351
 Shares issued in reinvestment of dividends                 2,900                   181,615
---------------------------------------------------------------------------------------------------------------------------------
 Total                                                    117,754                   608,966
 Shares redeemed                                         (532,677)               (1,078,894)
---------------------------------------------------------------------------------------------------------------------------------
 Net decrease in shares                                  (414,923)                 (469,928)
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------




                                                      WESTCORE INTERMEDIATE-TERM BOND FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                      Six Months Ended          Year Ended
                                                      November 28, 1997        May 30, 1997
                                                    ---------------------    ----------------


 Shares sold                                              638,908                 1,716,627
 Shares issued in reinvestment of dividends               127,062                   339,628
---------------------------------------------------------------------------------------------------------------------------------
 Total                                                    765,970                 2,056,255
 Shares redeemed                                       (1,938,283)               (4,107,727)
---------------------------------------------------------------------------------------------------------------------------------
 Net decrease in shares                                (1,172,313)               (2,051,472)
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------



                                                         WESTCORE LONG-TERM BOND FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                      Six Months Ended          Year Ended
                                                      November 28, 1997        May 30, 1997
                                                    ---------------------    ----------------


 Shares sold                                               64,284                   385,322
 Shares issued in reinvestment of dividends                49,373                   179,905
---------------------------------------------------------------------------------------------------------------------------------
 Total                                                    113,657                   565,227
 Shares redeemed                                         (575,004)               (1,094,841)
---------------------------------------------------------------------------------------------------------------------------------
 Net decrease in shares                                  (461,347)                 (529,614)
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS           WESTCORE FUNDS SEMI-ANNUAL REPORT                     NOVEMBER 28, 1997 (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST (CONTINUED)


                                                         WESTCORE COLORADO TAX-EXEMPT FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                      Six Months Ended          Year Ended
                                                      November 28, 1997        May 30, 1997
                                                    ---------------------    ----------------


 Shares sold                                              440,676                   791,641
 Shares issued in reinvestment of dividends                36,472                    57,178
----------------------------------------------------------------------------------------------------------------------------------
 Total                                                    477,148                   848,819
 Shares redeemed                                         (136,441)                 (179,890)
----------------------------------------------------------------------------------------------------------------------------------
 Net increase in shares                                   340,707                   668,929
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------




3. UNREALIZED GAINS AND LOSSES ON INVESTMENTS

                                             Westcore       Westcore       Westcore        Westcore
                                               MIDCO          Blue         Small-Cap      Growth and
                                               Growth         Chip         Opportunity      Income
                                                Fund          Fund            Fund           Fund
                                             --------       --------       -----------    ----------
As of November 28, 1997
Gross appreciation (excess of
  value over cost)                           $184,970,512   $21,347,990    $10,682,845    $6,062,814
Gross depreciation (excess of
  cost over value)                            (20,809,138)     (795,004)      (834,888)     (176,917)
--------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation                  $164,161,374   $20,552,986     $9,847,957    $5,885,897
--------------------------------------------------------------------------------------------------------------------------------


                                               Westcore          Westcore        Westcore
                                             Intermediate-       Long-Term       Colorado
                                              Term Bond            Bond         Tax-Exempt
                                                 Fund              Fund            Fund
                                             ------------        ---------      ----------
As of November 28, 1997
Gross appreciation (excess of
  value over cost)                            $1,418,892         $1,542,560     $825,829
Gross depreciation (excess of
  cost over value)                               (58,474)           (15,999)      (3,020)
--------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation                   $1,360,418         $1,526,561     $822,809
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
WESTCORE FUNDS SEMI-ANNUAL REPORT                 NOVEMBER 28, 1997 (UNAUDITED)
-------------------------------------------------------------------------------

4. INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES AND OTHER RELATED PARTY TRANSACTIONS

     The Trust has entered into an advisory agreement with Denver Investment Advisors LLC ("DIA"), for all Funds. DIA succeeded First Interstate Capital Management, Inc. ("FICM") as investment advisor to the Westcore Long-Term Bond and the Westcore Colorado Tax-Exempt Funds on October 1, 1995. The advisory agreements have been approved by the Trust's Board of Trustees and shareholders and contain terms and conditions similar to those which were in these Funds' former advisory agreement.

     Pursuant to its advisory agreement with the Trust, DIA is entitled to an investment advisory fee, computed daily and payable monthly of 0.65%, 0.65%, 1.00%, 0.65%, 0.45%, 0.45% and 0.50% of the average net assets for Westcore MIDCO Growth, Westcore Blue Chip, Westcore Small-Cap Opportunity, Westcore Growth and Income, Westcore Intermediate-Term Bond, Westcore Long-Term Bond and Westcore Colorado Tax-Exempt Funds, respectively.

     Effective October 1, 1995, ALPS and DIA entered into an administration agreement to serve as the Funds co-administrators. ALPS and DIA are entitled to receive a fee from each Fund for its administrative services computed daily and paid monthly, at the annual rate of 0.30% of the Funds' average net assets.

     The Co-Administrators and the Investment Adviser have advised the Trust that they currently intend to waive fees or reimburse expenses with respect to each of the Funds so that the Total Operating Expenses of the Westcore MIDCO Growth, Westcore Blue Chip, Westcore Small-Cap Opportunity, Westcore Growth and Income, Westcore Intermediate-Term, Westcore Long-Term Bond and Westcore Colorado Tax-Exempt Funds will not exceed 1.15%, 1.15%, 1.30%, 1.15%, 0.85%, 0.95% and 0.50%, respectively. Without such fee waivers, for the period ended November 28, 1997, the Total Operating Expenses of the Westcore Blue Chip, Westcore Small-Cap Opportunity, Westcore Growth and Income, Westcore Intermediate-Term Bond, Westcore Long-Term Bond and Westcore Colorado Tax-Exempt Funds would be 1.21%, 1.63%, 1.76%, 0.99%, 1.28% and 1.12%, respectively.

     Certain officers of the Funds are also officers of DIA. All affiliated and access persons, as defined in the 1940 Act, follow strict guidelines and policies on personal trading as outlined in the Trust's Code of Ethics.

     Expenses for the Funds include legal fees paid to Drinker Biddle & Reath LLP. A partner of that firm is secretary of the Trust.

     Shareholders holding more than 5% of the Funds' outstanding shares as of November 28, 1997, constituted 42.16% of Westcore MIDCO Growth Fund, 78.74% of Westcore Blue Chip Fund, 73.65% of Westcore Small-Cap Opportunity Fund, 45.02% of Westcore Growth and Income Fund, 85.64% of Westcore Intermediate-Term Bond Fund, 79.47% of Westcore Long-Term Bond Fund and 49.58% of Westcore Colorado Tax-Exempt Fund.


----------------------------------------------------------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS           WESTCORE FUNDS SEMI-ANNUAL REPORT                     NOVEMBER 28, 1997 (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------------

5. RESTRICTED SECURITIES
      The Westcore Growth and Income, Westcore Intermediate-Term Bond and Westcore Long-Term Bond Funds own restricted securities.
Restricted securities amount to 4.07%, 3.31% and 2.09% of the Westcore Growth and Income, Westcore Intermediate-Term Bond and
Westcore Long-Term Bond Funds' Net Assets, respectively, at November 28, 1997 and are listed below.



                                                  Acquisition      Cost    Valuation per Unit as         Fair Value as
          Security                                     Date      per Unit  of November 28, 1997     of November 28, 1997
          --------                                     ----      --------  --------------------     --------------------
  Westcore Growth and Income Fund
  -------------------------------

CUC International Inc, 3.00%, 02/15/02, SD          02/07/97     $100.00           $113.00                 $226,000

Philip Services Corp                                10/16/96       $8.35          $15.8125                 $371,593

Premiere Technologies Inc, 5.75%, 07/01/04, SD       6/26/97     $100.00           $99.375                  $99,375
                                                                                                       ------------
Total                                                                                                      $696,968
                                                                                                       ------------
                                                                                                       ------------

Westcore Intermediate-Term Bond Fund
------------------------------------

Corporate Property Investors,
    7.75%, 08/15/04                                 06/20/96    $100.102          $105.359                 $632,152

Jet Equipment Trust,
   7.83%, 02/15/15                                  07/01/95     $100.00          $107.210               $1,098,664
                                                                                                       ------------

Total                                                                                                    $1,730,816
                                                                                                       ------------
                                                                                                       ------------

Westcore Long-Term Bond Fund
----------------------------

Jet Equipment Trust,
    7.83%, 02/15/15                                 07/01/95     $100.00          $107.210                 $356,048
                                                                                                       ------------
Total                                                                                                      $356,048
                                                                                                       ------------
                                                                                                       ------------


                       Westcore Officers
                       and Trustees:

                                           Jack D. Henderson, Chairman
                                           McNeil S. Fiske, Trustee
                                           James B. O'Boyle, Trustee
                                           Lyman E. Seely, Trustee
                                           Robert L. Stamp, Trustee
                                           Kenneth V. Penland, President
                                           Jasper R. Frontz, Treasurer
                                           Chad S. Christensen, Asst. Treasurer
                                           W. Bruce McConnel, III, Secretary

[LOGO]

370 17th Street
Suite 3100
Denver, CO 80202

1-800-392-CORE (2673)
www.westcore.com

Funds distributed by ALPS Mutual Funds Services, Inc., member NASD.